UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Dr., Suite 500, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Kenneth L. Greenberg, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 100.3%
Aerospace & Defense — 1.6%
138,430	United Technologies Corp.	$8,769,541

Apparel/Shoes — 0.4%
110,000	Chico’s FAS, Inc.*	2,368,300

Audio & Visual Equipment — 1.2%
81,220	Harman International Industries, Inc.	6,776,997

Beverages — 4.3%
132,380	Fortune Brands, Inc.	9,943,062
212,800	PepsiCo., Inc.	13,887,328

		23,830,390

Biotechnology — 5.2%
193,354	Amgen, Inc.*	13,830,612
68,600	Genentech, Inc.*	5,673,220
301,400	MedImmune, Inc.*	8,803,894

		28,307,726

Commercial Services — 3.6%
112,890	Moody’s Corp.	7,380,748
209,950	The McGraw-Hill Companies., Inc.	12,183,399

		19,564,147

Computer Hardware — 1.1%
484,500	EMC Corp.*	5,804,310

Computer Services — 3.1%
63,700	CheckFree Corp.*	2,632,084
346,291	First Data Corp.	14,544,222

		17,176,306

Computer Software — 6.2%
199,725	Electronic Arts, Inc.*	11,120,688
828,368	Microsoft Corp.	22,639,297

		33,759,985

Drugs & Medicine — 4.2%
128,512	Celgene Corp.*	5,564,570
220,284	Pfizer, Inc.	6,247,254
281,800	Schering-Plough Corp.	6,224,962
93,035	Wyeth	4,729,899

		22,766,685

Financials — 6.6%
11,400	Chicago Mercantile Exchange Holdings, Inc.	5,452,050
61,400	Franklin Resources, Inc.	6,493,050
51,600	Legg Mason, Inc.	5,204,376
63,135	Merrill Lynch & Co., Inc.	4,938,420
89,945	Morgan Stanley	6,557,890
426,330	The Charles Schwab Corp.	7,631,307

		36,277,093

Shares	Description	Value
Common Stocks — (continued)
Foods — 0.4%
41,900	The Hershey Co.	$2,239,555

Gaming/Lodging — 2.3%
104,220	Harrah’s Entertainment, Inc.	6,923,335
145,860	Marriott International, Inc.	5,636,030

		12,559,365

Health Care Services — 0.7%
83,700	Omnicare, Inc.(a)	3,606,633

Internet & Online — 5.7%
41,010	Google, Inc.*	16,481,919
589,874	Yahoo!, Inc.*	14,912,015

		31,393,934

Manufacturing — 1.4%
130,400	Rockwell Automation, Inc.	7,576,240

Medical Products — 5.2%
40,350	Fisher Scientific International, Inc.*	3,156,984
203,578	Medtronic, Inc.	9,454,162
150,700	St. Jude Medical, Inc.*	5,318,203
104,313	Stryker Corp.	5,172,882
80,047	Zimmer Holdings, Inc.*	5,403,172

		28,505,403

Medical Supplies — 0.5%
67,290	Charles River Laboratories International, Inc.*	2,921,059

Movies & Entertainment — 0.9%
136,574	Viacom, Inc. Class B*	5,077,821

Networking/Telecommunications Equipment — 4.8%
650,690	Cisco Systems, Inc.*	14,965,870
250,500	Motorola, Inc.	6,262,500
47,800	Research In Motion Ltd.*	4,907,148

		26,135,518

Oil & Gas — 6.8%
217,240	Canadian Natural Resources Ltd.	9,901,799
333,900	Chesapeake Energy Corp.(a)	9,676,422
94,100	Quicksilver Resources, Inc.*(a)	3,001,790
204,220	Suncor Energy, Inc.	14,714,051

		37,294,062

Oil Well Services & Equipment — 6.2%
197,038	Baker Hughes, Inc.	13,437,992
67,400	Grant Prideco, Inc.*	2,563,222
208,840	Schlumberger Ltd.	12,954,345
119,900	Weatherford International Ltd.*	5,002,228

		33,957,787

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Pharmacy Benefit Manager — 2.8%
125,965	Caremark Rx, Inc.	$7,138,436
139,590	Medco Health Solutions, Inc.*	8,390,755

		15,529,191

Producer Goods — 0.7%
57,510	W.W. Grainger, Inc.	3,854,320

Publishing — 1.0%
106,111	Lamar Advertising Co.*	5,667,389

Retailing — 7.0%
365,840	Lowe’s Companies, Inc.	10,265,470
218,890	Target Corp.	12,093,673
264,920	Wal-Mart Stores, Inc.	13,065,854
82,700	Williams-Sonoma, Inc.	2,678,653

		38,103,650

Semiconductors — 4.6%
161,884	Intel Corp.	3,329,954
346,279	Linear Technology Corp.	10,776,202
301,391	QUALCOMM, Inc.	10,955,563

		25,061,719

Specialty Finance — 7.5%
152,360	American Express Co.	8,544,349
109,207	Fannie Mae	6,105,763
396,855	Freddie Mac	26,323,392

		40,973,504

Technology Services — 0.7%
54,820	Cognizant Technology Solutions Corp.*	4,059,969

Telecommunications — 3.6%
387,190	American Tower Corp.*	14,132,435
102,550	Crown Castle International Corp.*	3,613,862
68,500	NeuStar, Inc.*	1,900,875

		19,647,172

TOTAL COMMON STOCKS		$549,565,771

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 0.8%
Joint Repurchase Agreement Account II
$4,600,000	5.368%	10/02/2006	$4,600,000
Maturity Value: $4,602,058

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$554,165,771

Shares	Description	Value
Securities Lending Collateral — 1.7%
9,491,850	Boston Global Investment Trust — Enhanced Portfolio	$9,491,850

TOTAL INVESTMENTS — 102.8%		$563,657,621

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(15,311,549)

NET ASSETS — 100.0%		$548,346,072

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on September 29, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$546,617,144

Gross unrealized gain	37,443,156
Gross unrealized loss	(20,402,679)

Net unrealized security gain	$17,040,477

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 94.9%
Aerospace & Defense — 1.4%
61,525	General Dynamics Corp.	$4,409,497
10,321	The Boeing Co.	813,811

		5,223,308

Biotechnology — 0.4%
22,519	Amgen, Inc.*	1,610,784

Brokers — 3.4%
94,409	Lehman Brothers Holdings, Inc.	6,973,049
22,415	Merrill Lynch & Co., Inc.	1,753,301
56,295	Morgan Stanley	4,104,469

		12,830,819

Computer Hardware — 2.7%
345,562	Cisco Systems, Inc.*	7,947,926
64,065	Hewlett Packard Co.	2,350,545

		10,298,471

Computer Software — 1.0%
238,373	Activision, Inc.*	3,599,432

Diversified Energy — 1.7%
274,456	The Williams Companies, Inc.	6,551,265

Drugs — 4.3%
578,634	Pfizer, Inc.	16,410,060

Electrical Utilities — 7.0%
21,998	Edison International	915,997
149,220	Entergy Corp.	11,673,480
112,478	Exelon Corp.	6,809,418
41,066	FirstEnergy Corp.	2,293,947
21,790	FPL Group, Inc.	980,550
113,390	PPL Corp.	3,730,531

		26,403,923

Energy Resources — 8.5%
165,035	ConocoPhillips	9,824,534
59,288	EOG Resources, Inc.	3,856,684
275,363	Exxon Mobil Corp.	18,476,857

		32,158,075

Energy-MLP — 4.1%
85,355	Energy Transfer Partners LP	3,954,497
196,460	Enterprise Products Partners LP	5,255,305
98,279	Magellan Midstream Partners LP	3,626,495
70,829	Williams Partners LP	2,556,219

		15,392,516

Environmental & Other Services — 1.1%
116,038	Waste Management, Inc.	4,256,274

Shares	Description	Value
Common Stocks — (continued)
Food & Beverage — 0.9%
145,257	Unilever NV	$3,564,607

Home Products — 2.0%
209,440	Newell Rubbermaid, Inc.	5,931,341
23,340	The Clorox Co.	1,470,420

		7,401,761

Insurance — 0.7%
31,800	Hartford Financial Services Group, Inc.	2,758,650

Large Banks — 14.2%
347,039	Bank of America Corp.	18,590,879
199,239	Citigroup, Inc.	9,896,201
330,191	JP Morgan Chase & Co.	15,505,769
265,369	Wells Fargo & Co.	9,601,051

		53,593,900

Media — 2.3%
123,544	Comcast Corp.*	4,552,596
225,983	Time Warner, Inc.	4,119,670

		8,672,266

Medical Products — 2.3%
132,846	Baxter International, Inc.	6,039,179
59,500	Medtronic, Inc.	2,763,180

		8,802,359

Mining — 0.4%
33,362	Nucor Corp.	1,651,085

Motor Vehicle — 0.7%
44,519	Autoliv, Inc.	2,453,442

Oil Services — 1.1%
33,365	Baker Hughes, Inc.	2,275,493
55,912	BJ Services Co.	1,684,629

		3,960,122

Paper & Packaging — 3.1%
192,055	International Paper Co.	6,650,864
212,784	Packaging Corp. of America	4,936,589

		11,587,453

Parts & Equipment — 1.8%
108,002	United Technologies Corp.	6,841,927

Property Insurance — 4.0%
70,919	American International Group, Inc.	4,699,093
61,019	PartnerRe Ltd.	4,123,054
46,895	The Allstate Corp.	2,941,723
48,412	XL Capital Ltd(a)	3,325,905

		15,089,775

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Regional Banks — 2.2%
153,754	KeyCorp	$5,756,550
68,914	Regions Financial Corp	2,535,346

		8,291,896

REIT — 4.1%
63,864	Apartment Investment & Management Co.	3,474,840
142,102	CapitalSource, Inc.	3,669,074
52,307	Developers Diversified Realty Corp.	2,916,638
130,543	iStar Financial, Inc.	5,443,643

		15,504,195

Restaurants — 2.7%
264,291	McDonald’s Corp.	10,339,064

Retail Apparel — 2.3%
127,812	J.C. Penney Co., Inc.	8,741,063

Specialty Financials — 6.2%
51,706	AllianceBernstein Holding LP	3,567,197
93,092	American Capital Strategies Ltd.(a)	3,674,341
144,053	Apollo Investment Corp.	2,954,527
78,845	Countrywide Financial Corp.	2,762,729
238,786	Washington Mutual, Inc.	10,380,027

		23,338,821

Telecom Equipment — 1.2%
180,910	Motorola, Inc.	4,522,750

Telephone — 3.8%
387,357	Verizon Communications, Inc.	14,382,565

Tobacco — 2.0%
97,352	Altria Group, Inc.	7,452,296

Transports — 1.3%
35,656	Union Pacific Corp.	3,137,728
22,552	United Parcel Service, Inc. Class B	1,622,391

		4,760,119

TOTAL COMMON STOCKS		$358,445,043

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 5.3%
Joint Repurchase Agreement Account II
$20,200,000	5.368%	10/02/2006	$20,200,000
Maturity Value: $20,209,036

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$378,645,043

Shares	Description	Value
Securities Lending Collateral — 1.2%
4,457,850	Boston Global Investment Trust —Enhanced Portfolio	$4,457,850

TOTAL INVESTMENTS — 101.4%		$383,102,893

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(5,454,044)

NET ASSETS — 100.0%		$377,648,849

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on September 29, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation: REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$328,573,753

Gross unrealized gain	55,590,985
Gross unrealized loss	(1,061,845)

Net unrealized security gain	$54,529,140

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 96.5%
Biotechnology — 0.9%
604,194	MedImmune, Inc.*	$17,648,507

Brokers — 1.8%
207,568	E*Trade Financial Corp.*	4,965,027
202,841	The Bear Stearns Companies, Inc.	28,418,024

		33,383,051

Computer Hardware — 4.0%
387,536	Amphenol Corp.	24,000,104
389,668	Arrow Electronics, Inc.*	10,688,593
425,558	Avnet, Inc.*	8,349,448
951,790	Seagate Technology*(a)	21,976,831
228,678	Zebra Technologies Corp.*	8,172,952

		73,187,928

Computer Software — 1.9%
2,276,389	Activision, Inc.*	34,373,474

Construction — 1.3%
533,178	Lennar Corp.	24,126,304

Defense/Aerospace — 1.9%
205,262	Alliant Techsystems, Inc.*	16,638,538
331,811	Rockwell Collins, Inc.	18,196,515

		34,835,053

Diversified Energy — 1.8%
1,391,059	The Williams Companies, Inc.	33,204,578

Drugs — 2.8%
	Charles River Laboratories
646,105	International, Inc.*	28,047,418
869,339	IMS Health, Inc.	23,159,191

		51,206,609

Electrical Utilities — 12.7%
399,500	CMS Energy Corp.*	5,768,780
1,011,755	DPL, Inc.	27,438,796
869,699	Edison International	36,214,266
659,523	Entergy Corp.	51,594,484
220,598	FirstEnergy Corp.	12,322,604
373,259	Northeast Utilities	8,685,737
974,013	PG&E Corp.(a)	40,567,642
1,076,302	PPL Corp.	35,410,336
88,400	Sierra Pacific Resources*	1,267,656
361,038	Wisconsin Energy Corp.	15,575,179

		234,845,480

Energy Resources — 6.9%
584,665	EOG Resources, Inc.	38,032,458
2,170,564	Range Resources Corp.	54,785,036
731,109	Ultra Petroleum Corp.*	35,173,654

		127,991,148

Shares	Description	Value
Common Stocks — (continued)
Environmental & Other Services — 2.1%
1,995,550	Allied Waste Industries, Inc.*(a)	$22,489,848
391,695	Republic Services, Inc.	15,750,056

		38,239,904

Food & Beverage — 1.2%
157,808	Pepsi Bottling Group, Inc.	5,602,184
633,748	Smithfield Foods, Inc.*	17,123,871

		22,726,055

Gas Utilities — 1.0%
512,662	AGL Resources, Inc.	18,712,163

Grocery — 2.0%
531,162	Safeway, Inc.	16,120,767
695,128	SUPERVALU, Inc.	20,610,545

		36,731,312

Health Insurance — 1.8%
307,682	Coventry Health Care, Inc.*	15,851,777
405,051	Health Net, Inc.*	17,627,819

		33,479,596

Home Products — 2.9%
1,088,665	Newell Rubbermaid, Inc.	30,830,993
366,412	The Clorox Co.	23,083,956

		53,914,949

Hotel & Leisure — 2.0%
556,017	Harrah’s Entertainment, Inc.	36,936,209

Information Services — 1.4%
2,356,536	BearingPoint, Inc.*(a)	18,522,373
1,336,436	Unisys Corp.*	7,564,228

		26,086,601

Life Insurance — 2.0%
210,884	Assurant, Inc.	11,263,315
237,441	Lincoln National Corp.	14,740,337
164,611	Torchmark Corp.	10,388,600

		36,392,252

Media — 0.9%
316,054	Lamar Advertising Co.*	16,880,444

Medical Products — 1.2%
550,902	Apria Healthcare Group, Inc.*	10,874,805
604,219	PerkinElmer, Inc.	11,437,866

		22,312,671

Mining — 0.7%
664,706	Commercial Metals Co.	13,513,473

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Motor Vehicle — 1.0%
323,334	Autoliv, Inc.	$17,818,937

Oil Services — 1.3%
777,112	BJ Services Co.	23,414,385

Paper & Packaging — 1.7%
514,340	MeadWestvaco Corp.	13,635,153
735,262	Packaging Corp. of America	17,058,079

		30,693,232

Parts & Equipment — 2.8%
345,318	American Standard Companies, Inc.	14,492,997
177,347	Carlisle Cos., Inc.	14,914,883
263,670	Cooper Industries Ltd.	22,469,957

		51,877,837

Property Insurance — 6.5%
543,447	AMBAC Financial Group, Inc.	44,970,239
254,511	Everest Re Group Ltd.	24,822,458
74,000	MGIC Investment Corp.	4,437,780
313,965	PartnerRe Ltd.	21,214,615
167,608	RenaissanceRe Holdings Ltd. Series B	9,319,005
340,581	The PMI Group, Inc.	14,920,854

		119,684,951

Publishing — 0.6%
327,033	Dow Jones & Co., Inc.(a)	10,968,687

Regionals — 5.4%
193,957	City National Corp.	13,006,756
128,906	Commerce Bancshares, Inc.	6,518,776
990,370	KeyCorp	37,079,453
148,497	M&T Bank Corp.	17,813,700
313,345	Zions Bancorp.	25,008,065

		99,426,750

REIT — 9.6%
635,529	Apartment Investment & Management Co.	34,579,133
219,340	Brandywine Realty Trust	7,139,517
377,183	Developers Diversified Realty Corp.	21,031,724
1,044,586	Equity Office Properties Trust	41,532,739
302,309	Equity Residential Properties Trust(a)	15,290,789
168,210	Healthcare Realty Trust, Inc.	6,460,946
228,054	Home Properties of New York, Inc.(a)	13,035,567
465,894	iStar Financial, Inc.	19,427,780
385,481	Liberty Property Trust	18,422,137

		176,920,332

Retail Apparel — 3.4%
661,889	J.C. Penney Co., Inc.	45,266,588
312,436	Ross Stores, Inc.	7,938,999
291,100	Williams-Sonoma, Inc.	9,428,729

		62,634,316

Semiconductors — 0.9%
277,884	National Semiconductor Corp.	6,538,611
295,721	Tessera Technologies, Inc.*	10,285,176

		16,823,787

Specialty Financials — 3.0%
214,074	American Capital Strategies Ltd.(a)	8,449,501
675,899	CIT Group, Inc.	32,868,968
482,417	Eaton Vance Corp.	13,922,555

		55,241,024

Shares	Description	Value
Common Stocks — (continued)
Telephone — 0.9%
334,114	Embarq Corp.	$16,161,094

Thrifts — 0.9%
1,233,567	Hudson City Bancorp, Inc.	16,344,763

Tobacco — 0.2%
69,420	Reynolds American, Inc.(a)	4,301,957

Transports — 2.0%
611,559	Norfolk Southern Corp.	26,939,174
430,290	Swift Transportation Co., Inc.*	10,206,479

		37,145,653

Trust/Processors — 1.1%
362,996	Northern Trust Corp.	21,209,856

TOTAL COMMON STOCKS		$1,781,395,322

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 3.7%
Joint Repurchase Agreement Account II
$68,100,000	5.368%	10/02/2006	$68,100,000
Maturity Value: $68,130,463

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$1,849,495,322

Shares	Description	Value
Securities Lending Collateral — 4.3%
78,859,100	Boston Global Investment Trust — Enhanced
	Portfolio	$78,859,100

TOTAL INVESTMENTS — 104.5%		$1,928,354,422

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(82,654,491)

NET ASSETS — 100.0%		$1,845,699,931

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on September 29, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation: REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,781,049,883

Gross unrealized gain	186,450,768
Gross unrealized loss	(39,146,229)

Net unrealized security gain	$147,304,539

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 98.0%
Australia — 2.3%
1,871,167	Alumina Ltd. (Metals & Mining)	$8,601,289

Austria — 2.7%
161,788	Erste Bank der oesterreichischen Sparkassen AG (Banks)	10,065,262

Brazil — 1.6%
209,204	Tim Participacoes SA ADR(a) (Wireless Telecommunication Services)	5,826,331

France — 9.4%
371,107	France Telecom SA (Diversified Telecommunication Services)	8,535,285
100,304	Technip SA (Energy Equipment & Services)	5,715,491
114,134	Total SA(a) (Oil & Gas)	7,486,078
118,145	Vinci SA (Construction & Engineering)	13,134,557

		34,871,411

Germany — 3.7%
116,997	E.ON AG (Electrical Utilities)	13,874,578

Hong Kong — 5.6%
448,000	China Merchants Bank Co. Ltd.* (Regional Banks)	631,403
1,357,500	Esprit Holdings Ltd. (Specialty Retail)	12,301,058
5,206,000	Techtronic Industries Co. Ltd. (Machinery)	7,649,465

		20,581,926

Italy — 2.5%
202,014	Fastweb*(a) (Diversified Telecommunication Services)	9,152,478

Japan — 20.5%
234,500	Alpen Co. Ltd. (Leisure Equipment & Products)	6,945,140
184,300	Credit Saison Co. Ltd. (Diversified Financials)	7,772,239
2,220,000	Fuji Electric Holdings Co. Ltd. (Electrical Equipment)	11,462,307
871,000	Hitachi Metals Ltd. (Metals & Mining)	8,223,607
669	Millea Holdings, Inc. (Insurance)	11,666,794
1,188	Sumitomo Mitsui Financial Group, Inc. (Banks)	12,475,022
2,933,000	Taiheiyo Cement Corp. (Construction Materials)	10,861,616

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
148,300	Union Tool Co. (Machinery)	$6,176,093

		75,582,818

Mexico — 2.1%
78,400	Fomento Economico Mexicano SA de CV ADR (Beverages)	7,600,096

Netherlands — 5.5%
246,499	ING Groep NV (Diversified Financials)	10,832,745
252,822	TNT NV (Air Freight & Couriers)	9,592,841

		20,425,586

Norway — 2.0%
118,605	ProSafe ASA (Energy Equipment & Services)	7,300,061

Russia — 2.1%
13,786	LUKOIL ADR U.S. Shares (Oil & Gas)	1,044,290
89,064	LUKOIL ADR London Shares (Oil & Gas)	6,771,409

		7,815,699

South Korea — 5.8%
230,290	LG Chem Ltd. (Chemicals)	9,141,415
300	Samsung Electronics Co. Ltd. GDR London Shares(b) (Electronic Equipment & Instruments)	105,181
18,460	Samsung Electronics Co. Ltd. GDR U.S. Shares(b) (Electronic Equipment & Instruments)	6,472,151
21,900	Samsung Electronics Co. Ltd. GDR Preferred Shares(b) (Electronic Equipment & Instruments)	5,694,000

		21,412,747

Spain — 2.8%
441,987	Banco Bilbao Vizcaya Argentaria SA (Banks)	10,220,994

Sweden — 2.9%
238,020	Svenska Cellulosa AB (SCA) Series B (Paper & Forest Products)	10,921,793

Switzerland — 7.2%
147,689	Credit Suisse Group (Banks)	8,540,250
10,654	Nestle SA (Food Products)	3,712,363
202,075	Novartis AG (Pharmaceuticals)	11,789,701
2,878	Serono SA (Biotechnology)	2,479,538

		26,521,852

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Taiwan — 1.7%
508,089	Hon Hai Precision Industry Co. Ltd. GDR (Electronic Equipment & Instruments)	$6,249,490

United Kingdom — 17.6%
1,290,314	Amvescap PLC (Diversified Financials)	13,999,207
1,369,453	Bodycote International PLC (Machinery)	6,086,198
902,278	Catlin Group Ltd. (Insurance)	8,083,396
477,702	GlaxoSmithKline PLC (Pharmaceuticals)	12,704,450
1,154,951	Prudential PLC (Insurance)	14,311,680
4,254,428	Vodafone Group PLC (Wireless Telecommunication Services)	9,717,918

		64,902,849

TOTAL COMMON STOCKS		$361,927,260

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.6%
State Street Bank & Trust Euro — Time Deposit
$5,757,000	4.850%	10/02/06	$5,757,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$367,684,260

Shares	Description	Value
Securities Lending Collateral — 2.9%
10,827,500	Boston Global Investment Trust — Enhanced Portfolio	$10,827,500

TOTAL INVESTMENTS — 102.5%		$378,511,760

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(9,289,397)

NET ASSETS — 100.0%		$369,222,363

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 12,271,332, which represents approximately 3.3% of net assets as of September 30, 2006.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations: ADR — American Depositary Receipt
GDR — Global Depository Receipt

As a % Of
Net Assets
Industry Classifications†
Air Freight & Couriers	2.6%
Banks	11.2
Beverages	2.1
Biotechnology	0.7
Chemicals	2.5
Construction & Engineering	3.6
Construction Materials	2.9
Diversified Financials	8.8
Diversified Telecommunication Services	4.8
Electrical Equipment	3.1
Electrical Utilities	3.8
Electronic Equipment & Instruments	3.3
Energy Equipment & Services	3.5
Food Products	1.0
Insurance	9.2
Leisure Equipment & Products	1.9
Machinery	5.4
Metals & Mining	4.6
Oil & Gas	4.1
Paper & Forest Products	2.9
Pharmaceuticals	6.6
Regional Banks	0.2
Semiconductor Equipment & Products	1.7
Short-term Investments#	4.5
Specialty Retail	3.3
Wireless Telecommunication Services	4.2

TOTAL INVESTMENTS	102.5%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term investments include securities lending collateral.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$355,855,360

Gross unrealized gain	38,117,926
Gross unrealized loss	(15,461,526)

Net unrealized security gain	$22,656,400

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 100.1%
Aerospace & Defense — 2.1%
55,300	Alliant Techsystems, Inc.*	$4,482,618

Apparel/Shoes — 5.0%
178,680	Chico’s FAS, Inc.*	3,846,981
130,800	Coach, Inc.*	4,499,520
139,570	Urban Outfitters, Inc.*	2,468,993

		10,815,494

Audio & Visual Equipment — 2.3%
59,800	Harman International Industries, Inc.	4,989,712

Auto Parts & Related — 1.6%
245,700	Gentex Corp.	3,491,397

Banks — 1.5%
38,610	Commerce Bancorp, Inc.(a)	1,417,373
66,870	TCF Financial Corp.	1,758,012

		3,175,385

Beverages — 2.5%
73,210	Fortune Brands, Inc.	5,498,803

Biotechnology — 1.6%
115,100	MedImmune, Inc.*	3,362,071

Broadcasting & Cable/Satellite TV — 3.6%
80,700	Cablevision Systems Corp.*	1,832,697
438,700	Entravision Communications Corp.*	3,263,928
205,100	XM Satellite Radio Holdings, Inc.*	2,643,739

		7,740,364

Commercial Services — 3.1%
48,140	Alliance Data Systems Corp.*	2,656,847
67,900	Iron Mountain, Inc.*	2,915,626
43,280	Suntech Power Holdings Co., Ltd. ADR*	1,117,922

		6,690,395

Computer Hardware — 1.8%
132,000	Jabil Circuit, Inc.	3,771,240

Computer Services — 4.3%
178,300	Ceridian Corp.*	3,986,788
126,200	CheckFree Corp.*	5,214,584

		9,201,372

Computer Software — 4.7%
351,666	Activision, Inc.*	5,310,157
17,200	Electronic Arts, Inc.*	957,696
144,500	NAVTEQ*	3,772,895

		10,040,748

Consumer Services — 2.4%
45,960	VCA Antech, Inc.*	1,657,318

Shares	Description	Value
Common Stocks — (continued)
Consumer Services — (continued)
79,200	Weight Watchers International, Inc.	$3,511,728

		5,169,046

Drugs & Medicine — 2.8%
63,500	Celgene Corp.*	2,749,550
89,100	OSI Pharmaceuticals, Inc.*(a)	3,343,923

		6,093,473

Financials — 1.7%
35,300	Legg Mason, Inc.	3,560,358

Foods — 1.4%
58,400	The Hershey Co.	3,121,480

Gaming/Lodging — 2.1%
30,080	Harrah’s Entertainment, Inc.	1,998,214
89,400	Hilton Hotels Corp.	2,489,790

		4,488,004

Health Care Services — 1.6%
33,000	Covance, Inc.*	2,190,540
31,400	Omnicare, Inc.	1,353,026

		3,543,566

Insurance — 1.6%
93,100	Willis Group Holdings Ltd.	3,537,800

Internet & Online — 1.4%
325,500	CNET Networks, Inc.*	3,118,290

Manufacturing — 4.1%
98,700	American Standard Companies, Inc.	4,142,439
79,190	Rockwell Automation, Inc.	4,600,939

		8,743,378

Medical Products — 6.3%
55,340	C.R. Bard, Inc.	4,150,500
30,460	Fisher Scientific International, Inc.*	2,383,190
143,100	St. Jude Medical, Inc.*	5,049,999
31,400	Zimmer Holdings, Inc.*	2,119,500

		13,703,189

Medical Supplies — 2.4%
119,890	Charles River Laboratories International, Inc.*	5,204,425

Networking/Telecommunications Equipment — 2.5%
41,200	FLIR Systems, Inc.*(a)	1,118,992

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Networking/Telecommunications Equipment — (continued)
42,550	Research In Motion Ltd.*	$4,368,183

		5,487,175

Oil & Gas — 2.3%
85,200	Newfield Exploration Co.*	3,283,608
55,300	Quicksilver Resources, Inc.*(a)	1,764,070

		5,047,678

Electrical Equipment — 1.2%
129,300	Dresser-Rand Group, Inc.*	2,637,720
86,710	Amphenol Corp.	5,369,950
128,411	Cogent, Inc.*(a)	1,763,083

		7,133,033

Energy Services & Equipment — 9.6%
110,950	Cameron International Corp.*	5,359,995
76,400	Grant Prideco, Inc.*	2,905,492
130,600	Smith International, Inc.	5,067,280
114,110	Weatherford International Ltd.*	4,760,669

		20,731,156

Producer Goods — 2.4%
75,900	W.W. Grainger, Inc.	5,086,818

Publishing — 0.7%
27,900	Lamar Advertising Co.*	1,490,139

Retailing — 4.2%
108,900	Advance Auto Parts, Inc.	3,587,166
166,000	Williams-Sonoma, Inc.	5,376,740

		8,963,906

Semiconductors/Semi-Cap Equipment — 6.8%
51,900	Advanced Micro Devices, Inc.*	1,289,715
76,500	FormFactor, Inc.*	3,222,945
162,300	Linear Technology Corp.	5,050,776
46,100	Marvell Technology Group Ltd.*	892,957
123,700	Tessera Technologies, Inc.*	4,302,286

		14,758,679

Technology Services — 1.7%
50,710	Cognizant Technology Solutions Corp.*	3,755,583

Telecommunications — 4.7%
66,000	American Tower Corp.*	2,409,000
133,000	Crown Castle International Corp.*	4,686,920

Shares	Description	Value
Common Stocks — (continued)
Telecommunications — (continued)
108,700	NeuStar, Inc.*	$3,016,425

		10,112,345

TOTAL COMMON STOCKS		$216,109,120

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 0.2%
Joint Repurchase Agreement Account II
$500,000	5.368%	10/02/2006	$500,000
Maturity Value: $500,224

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$216,609,120

Shares	Description	Value
Securities Lending Collateral — 3.3%
7,206,825	Boston Global Investment Trust — Enhanced Portfolio	$7,206,825

TOTAL INVESTMENTS — 103.6%		$223,815,945

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(7,682,963)

NET ASSETS — 100.0%		$216,132,982

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on September 29, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Tax Information — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$232,442,317

Gross unrealized gain	19,817,044
Gross unrealized loss	(36,126,379)

Net unrealized security loss	$(16,309,335)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 98.9%
Aerospace & Defense — 2.1%
14,300	General Dynamics Corp.	$1,024,881
4,300	Goodrich Corp.	174,236
4,300	L-3 Communications Holdings, Inc.	336,819
12,582	Lockheed Martin Corp.	1,082,807
12,192	Northrop Grumman Corp.	829,910
15,800	Raytheon Co.	758,558
6,200	Rockwell Collins, Inc.	340,008
27,938	The Boeing Co.	2,202,911
35,500	United Technologies Corp.	2,248,925

		8,999,055

Air Freight & Couriers — 0.9%
10,900	FedEx Corp.	1,184,612
2,000	Ryder System, Inc.	103,360
38,200	United Parcel Service, Inc. Class B	2,748,108

		4,036,080

Airlines — 0.1%
28,018	Southwest Airlines Co.	466,780

Auto Components — 0.1%
6,900	Johnson Controls, Inc.	495,006
7,000	The Goodyear Tire & Rubber Co.*(a)	101,500

		596,506

Automobiles — 0.4%
340	Avis Budget Group Inc	6,219
66,181	Ford Motor Co.*	535,404
20,300	General Motors Corp.(a)	675,178
9,300	Harley-Davidson, Inc.	583,575

		1,800,376

Banks — 7.2%
12,200	AmSouth Bancorp.	354,288
159,428	Bank of America Corp.	8,540,558
27,000	Bank of New York Co., Inc.	952,020
18,900	BB&T Corp.	827,442
5,650	Comerica, Inc.	321,598
6,400	Commerce Bancorp, Inc.	234,944
4,700	Compass Bancshares, Inc.	267,806
20,005	Fifth Third Bancorp.	761,790
4,300	First Horizon National Corp.	163,443
9,100	Golden West Financial Corp.	702,975
8,449	Huntington Bancshares, Inc.	202,185
14,400	KeyCorp	539,136
2,800	M&T Bank Corp.	335,888
8,200	Marshall & Ilsley Corp.	395,076
14,700	Mellon Financial Corp.	574,770
21,600	National City Corp.	790,560
16,350	North Fork Bancorp., Inc.	468,264
6,500	Northern Trust Corp.	379,795

Shares	Description	Value
Common Stocks — (continued)
Banks — (continued)
10,300	PNC Financial Services Group, Inc.	$746,132
16,355	Regions Financial Corp.	601,700
12,685	Sovereign Bancorp, Inc.	272,854
12,900	SunTrust Banks, Inc.	996,912
10,900	Synovus Financial Corp.	320,133
62,434	U.S. Bancorp	2,074,057
56,227	Wachovia Corp.	3,137,467
34,140	Washington Mutual, Inc.	1,484,066
118,560	Wells Fargo & Co.	4,289,501
3,800	Zions Bancorp.	303,278

		31,038,638

Beverages — 2.1%
27,200	Anheuser-Busch Companies, Inc.	1,292,272
2,900	Brown-Forman Corp. Class B	222,285
9,500	Coca-Cola Enterprises, Inc.	197,885
6,900	Constellation Brands, Inc.*	198,582
1,500	Molson Coors Brewing Co. Class B	103,350
4,600	Pepsi Bottling Group, Inc.	163,300
58,310	PepsiCo., Inc.	3,805,311
72,100	The Coca-Cola Co.	3,221,428

		9,204,413

Biotechnology — 1.3%
41,408	Amgen, Inc.*	2,961,914
12,185	Biogen Idec, Inc.*	544,426
9,300	Genzyme Corp.*	627,471
16,100	Gilead Sciences, Inc.*	1,106,070
8,200	MedImmune, Inc.*	239,522

		5,479,403

Building Products — 0.1%
6,200	American Standard Companies, Inc.	260,214
14,100	Masco Corp.	386,622

		646,836

Chemicals — 1.5%
7,800	Air Products & Chemicals, Inc.	517,686
2,200	Ashland, Inc.	140,316
33,877	Dow Chemical Co.	1,320,525
32,700	E.I. du Pont de Nemours & Co.	1,400,868
2,900	Eastman Chemical Co.	156,658
6,600	Ecolab, Inc.	282,612
4,300	Hercules, Inc.*	67,811
2,700	International Flavors & Fragrances, Inc.	106,758
19,154	Monsanto Co.	900,430
5,800	PPG Industries, Inc.	389,064
11,500	Praxair, Inc.	680,340
5,075	Rohm & Haas Co.	240,301

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Chemicals — (continued)
2,300	Sigma-Aldrich Corp.	$174,041

		6,377,410

Commercial Services & Supplies — 0.8%
8,700	Allied Waste Industries, Inc.*	98,049
5,100	Apollo Group, Inc.*	251,124
3,200	Avery Dennison Corp.	192,544
4,800	Cintas Corp.	195,984
4,600	Convergys Corp.*	94,990
4,400	Equifax, Inc.	161,524
6,150	Fiserv, Inc.*	289,603
11,000	H&R Block, Inc.	239,140
4,400	Monster Worldwide, Inc.*	159,236
7,800	Pitney Bowes, Inc.	346,086
7,600	R.R. Donnelley & Sons Co.	250,496
5,900	Robert Half International, Inc.	200,423
4,308	Sabre Holdings Corp.	100,764
19,135	Waste Management, Inc.	701,872

		3,281,835

Communications Equipment — 2.8%
4,585	ADC Telecommunications, Inc.*	68,775
14,031	Avaya, Inc.*	160,515
214,900	Cisco Systems, Inc.*	4,942,700
6,800	Comverse Technology, Inc.*	145,792
55,300	Corning, Inc.*	1,349,873
57,800	JDS Uniphase Corp.*	126,582
19,700	Juniper Networks, Inc.*	340,416
158,882	Lucent Technologies, Inc.*	371,784
86,635	Motorola, Inc.	2,165,875
58,400	QUALCOMM, Inc.	2,122,840
16,300	Tellabs, Inc.*	178,648

		11,973,800

Computers & Peripherals — 3.6%
29,900	Apple Computer, Inc.*	2,303,197
80,100	Dell, Inc.*	1,829,484
80,900	EMC Corp.*	969,182
96,398	Hewlett-Packard Co.	3,536,843
53,800	International Business Machines Corp.	4,408,372
3,500	Lexmark International, Inc.*	201,810
6,600	NCR Corp.*	260,568
13,100	Network Appliance, Inc.*	484,831
12,300	Nvidia Corp.*	363,957
6,800	SanDisk Corp.*	364,072
122,400	Sun Microsystems, Inc.*	608,328

		15,330,644

Construction & Engineering — 0.1%
3,100	Fluor Corp.	238,359

Shares	Description	Value
Common Stocks — (continued)
Construction Materials — 0.1%
3,400	Vulcan Materials Co.	$266,050

Containers & Packaging — 0.2%
3,600	Ball Corp.	145,620
4,000	Bemis Co., Inc.	131,440
4,900	Pactiv Corp.*	139,258
2,808	Sealed Air Corp.	151,969
3,900	Temple-Inland, Inc.	156,390

		724,677

Diversified Financials — 8.9%
43,000	American Express Co.	2,411,440
8,580	Ameriprise Financial, Inc.	402,402
10,837	Capital One Financial Corp.	852,438
1,256	Chicago Mercantile Exchange Holdings, Inc.	600,682
6,800	CIT Group, Inc.	330,684
174,140	Citigroup, Inc.	8,649,534
21,498	Countrywide Financial Corp.	753,290
15,300	E*Trade Financial Corp.*	365,976
34,000	Fannie Mae	1,900,940
3,300	Federated Investors, Inc. Class B	111,573
5,930	Franklin Resources, Inc.	627,097
24,400	Freddie Mac	1,618,452
15,300	Goldman Sachs Group, Inc.	2,588,301
122,225	J.P. Morgan Chase & Co.	5,739,686
7,200	Janus Capital Group, Inc.	141,984
4,700	Legg Mason, Inc.	474,042
19,000	Lehman Brothers Holdings, Inc.	1,403,340
31,300	Merrill Lynch & Co., Inc.	2,448,286
8,300	Moody’s Corp.	542,654
37,834	Morgan Stanley	2,758,477
9,500	Principal Financial, Inc.	515,660
14,471	SLM Corp.	752,203
11,800	State Street Corp.	736,320
9,300	T. Rowe Price Group, Inc.	445,005
4,152	The Bear Stearns Companies, Inc.	581,695
36,700	The Charles Schwab Corp.	656,930

		38,409,091

Diversified Telecommunication Services — 3.5%
13,800	ALLTEL Corp.	765,900
137,382	AT&T, Inc.	4,473,158
64,300	BellSouth Corp.	2,748,825
4,000	CenturyTel, Inc.	158,680
11,200	Citizens Communications Co.	157,248
5,240	Embarq Corp.	253,459
55,163	Qwest Communications International, Inc.*	481,021
105,110	Sprint Nextel Corp.	1,802,637
102,530	Verizon Communications, Inc.	3,806,939

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services — (continued)
14,681	Windstream Corp.	$193,642

		14,841,509

Electric Utilities — 2.8%
23,200	AES Corp.*	473,048
5,700	Allegheny Energy, Inc.*	228,969
7,100	Ameren Corp.	374,809
13,940	American Electric Power Co., Inc.	506,998
10,698	CenterPoint Energy, Inc.	153,195
7,400	CMS Energy Corp.*	106,856
8,600	Consolidated Edison, Inc.	397,320
6,250	Constellation Energy Group, Inc.	370,000
12,350	Dominion Resources, Inc.	944,651
6,300	DTE Energy Co.	261,513
11,500	Edison International	478,860
7,500	Entergy Corp.	586,725
23,800	Exelon Corp.	1,440,852
11,500	FirstEnergy Corp.	642,390
14,400	FPL Group, Inc.	648,000
12,200	PG&E Corp.	508,130
3,600	Pinnacle West Capital Corp.	162,180
13,400	PPL Corp.	440,860
8,977	Progress Energy, Inc.	407,376
9,000	Public Service Enterprise Group, Inc.	550,710
26,300	Southern Co.	906,298
7,100	TECO Energy, Inc.	111,115
16,380	TXU Corp.	1,024,078
14,510	Xcel Energy, Inc.	299,632

		12,024,565

Electrical Equipment — 0.5%
6,100	American Power Conversion Corp.	133,956
3,200	Cooper Industries Ltd.	272,704
14,400	Emerson Electric Co.	1,207,584
6,100	Rockwell Automation, Inc.	354,410

		1,968,654

Electronic Equipment & Instruments — 0.4%
14,424	Agilent Technologies, Inc.*	471,521
6,700	Jabil Circuit, Inc.	191,419
4,925	Molex, Inc.	191,927
4,500	PerkinElmer, Inc.	85,185
21,100	Sanmina Corp.*	78,914
34,100	Solectron Corp.*	111,166
8,516	Symbol Technologies, Inc.	126,548
3,200	Tektronix, Inc.	92,576
5,700	Thermo Electron Corp.*	224,181
3,700	Waters Corp.*	167,536

		1,740,973

Energy Equipment & Services — 1.7%
11,580	Baker Hughes, Inc.	789,756

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — (continued)
10,500	BJ Services Co.	$316,365
36,800	Halliburton Co.	1,046,960
10,900	Nabors Industries Ltd.*	324,275
6,200	National-Oilwell Varco, Inc.*	363,010
5,000	Noble Corp.	320,900
4,100	Rowan Cos., Inc.	129,683
41,900	Schlumberger Ltd.	2,599,057
11,027	Transocean, Inc.*	807,507
12,300	Weatherford International Ltd.*	513,156

		7,210,669

Food & Drug Retailing — 1.1%
29,000	CVS Corp.	931,480
15,900	Safeway, Inc.	482,565
7,473	SUPERVALU, Inc.	221,574
22,200	SYSCO Corp.	742,590
25,800	The Kroger Co.	597,012
35,600	Walgreen Co.	1,580,284
4,900	Whole Foods Market, Inc.	291,207

		4,846,712

Food Products — 1.1%
23,249	Archer-Daniels-Midland Co.	880,672
8,200	Campbell Soup Co.	299,300
18,200	ConAgra Foods, Inc.	445,536
4,900	Dean Foods Co.*	205,898
12,300	General Mills, Inc.	696,180
11,800	H.J. Heinz Co.	494,774
8,600	Kellogg Co.	425,872
4,800	McCormick & Co., Inc.	182,304
26,800	Sara Lee Corp.	430,676
6,200	The Hershey Co.	331,390
8,500	Tyson Foods, Inc.	134,980
7,850	Wm. Wrigley Jr. Co.	361,571

		4,889,153

Gas Utilities — 0.2%
6,200	KeySpan Corp.	255,068
1,700	Nicor, Inc.	72,692
1,600	Peoples Energy Corp.	65,040
9,113	Sempra Energy	457,928

		850,728

Healthcare Equipment & Supplies — 1.7%
6,300	Applera Corp. — Applied Biosystems Group	208,593
2,100	Bausch & Lomb, Inc.	105,273
23,300	Baxter International, Inc.	1,059,218
8,800	Becton, Dickinson and Co.	621,896
8,625	Biomet, Inc.	277,639
41,306	Boston Scientific Corp.*	610,915
3,800	C.R. Bard, Inc.	285,000
4,400	Fisher Scientific International, Inc.*	344,256
6,900	IMS Health, Inc.	183,816

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Healthcare Equipment & Supplies — (continued)
40,600	Medtronic, Inc.	$1,885,464
2,000	Millipore Corp.*	122,600
5,000	Patterson Cos., Inc.*	168,050
12,700	St. Jude Medical, Inc.*	448,183
10,400	Stryker Corp.	515,736
8,470	Zimmer Holdings, Inc.*	571,725

		7,408,364

Healthcare Providers & Services — 2.5%
19,192	Aetna, Inc.	759,044
7,300	AmerisourceBergen Corp.	329,960
14,300	Cardinal Health, Inc.	940,082
15,100	Caremark Rx, Inc.	855,717
3,900	CIGNA Corp.	453,648
5,800	Coventry Health Care, Inc.*	298,816
4,900	Express Scripts, Inc.*	369,901
14,300	HCA, Inc.	713,427
8,100	Health Management Associates, Inc.	169,290
5,800	Humana, Inc.*	383,322
4,400	Laboratory Corp. of America Holdings*	288,508
2,700	Manor Care, Inc.	141,156
10,414	McKesson Corp.	549,026
5,700	Quest Diagnostics, Inc.	348,612
15,750	Tenet Healthcare Corp.*	128,205
47,300	UnitedHealth Group, Inc.	2,327,160
21,900	WellPoint, Inc.*	1,687,395

		10,743,269

Hotels, Restaurants & Leisure — 1.6%
15,300	Carnival Corp.	719,559
4,500	Darden Restaurants, Inc.	191,115
6,600	Harrah’s Entertainment, Inc.	438,438
13,700	Hilton Hotels Corp.	381,545
12,000	International Game Technology	498,000
11,400	Marriott International, Inc.	440,496
43,300	McDonald’s Corp.	1,693,896
26,700	Starbucks Corp.*	909,135
7,600	Starwood Hotels & Resorts Worldwide, Inc.	434,644
4,100	Wendy’s International, Inc.	274,700
7,426	Wyndham Worldwide Corp.*	207,705
9,720	Yum! Brands, Inc.	505,926

		6,695,159

Household Durables — 0.6%
4,200	Centex Corp.	221,004
9,900	D.R. Horton, Inc.	237,105
5,100	Fortune Brands, Inc.	383,061
2,300	Harman International Industries, Inc.	191,912
2,700	KB HOME	118,260
6,000	Leggett & Platt, Inc.	150,180
4,800	Lennar Corp.	217,200
9,633	Newell Rubbermaid, Inc.	272,807
7,500	Pulte Homes, Inc.	238,950

Shares	Description	Value
Common Stocks — (continued)
Household Durables — (continued)
2,300	Snap-on, Inc.	$102,465
2,600	The Black & Decker Corp.	206,310
2,700	The Stanley Works	134,595
2,758	Whirlpool Corp.	231,975

		2,705,824

Household Products — 2.2%
18,200	Colgate-Palmolive Co.	1,130,220
16,340	Kimberly-Clark Corp.	1,067,982
111,878	Procter & Gamble Co.	6,934,199
5,300	The Clorox Co.	333,900

		9,466,301

Industrial Conglomerates — 4.4%
26,600	3M Co.	1,979,572
363,800	General Electric Co.	12,842,140
28,675	Honeywell International, Inc.	1,172,807
6,200	Reynolds American, Inc.	384,214
4,500	Textron, Inc.	393,750
71,237	Tyco International Ltd.	1,993,924

		18,766,407

Insurance — 4.7%
11,600	ACE Ltd.	634,868
17,600	Aflac, Inc.	805,376
3,700	AMBAC Financial Group, Inc.	306,175
91,479	American International Group, Inc.	6,061,399
11,250	Aon Corp.	381,037
6,368	Cincinnati Financial Corp.	306,046
16,200	Genworth Financial, Inc.	567,162
10,700	Hartford Financial Services Group, Inc.	928,225
10,260	Lincoln National Corp.	636,941
16,300	Loews Corp.	617,770
19,500	Marsh & McLennan Cos., Inc.	548,925
4,650	MBIA, Inc.	285,696
26,700	MetLife, Inc.	1,513,356
3,000	MGIC Investment Corp.	179,910
27,600	Progressive Corp.	677,304
17,200	Prudential Financial, Inc.	1,311,500
4,100	Safeco Corp.	241,613
22,238	The Allstate Corp.	1,394,990
14,500	The Chubb Corp.	753,420
24,190	The St. Paul Travelers Cos., Inc.	1,134,269
3,400	Torchmark Corp.	214,574
11,318	UnumProvident Corp.	219,456
6,400	XL Capital Ltd.	439,680

		20,159,692

Internet & Catalog Retail — 0.1%
10,800	Amazon.com, Inc.*	346,896

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet Software & Services — 1.3%
41,100	eBay, Inc.*	$1,165,596
7,490	Google, Inc.*	3,010,231
8,500	VeriSign, Inc.*	171,700
44,000	Yahoo!, Inc.*	1,112,320

		5,459,847

IT Consulting & Services — 0.8%
4,100	Affiliated Computer Services, Inc.*	212,626
19,500	Automatic Data Processing, Inc.	923,130
6,000	Computer Sciences Corp.*	294,720
18,300	Electronic Data Systems Corp.	448,716
26,949	First Data Corp.	1,131,858
11,950	Paychex, Inc.	440,357
13,500	Unisys Corp.*	76,410

		3,527,817

Leisure Equipment & Products — 0.2%
3,600	Brunswick Corp.	112,284
10,200	Eastman Kodak Co.	228,480
5,850	Hasbro, Inc.	133,088
13,712	Mattel, Inc.	270,126

		743,978

Machinery — 1.4%
23,200	Caterpillar, Inc.	1,526,560
1,700	Cummins, Inc.	202,691
8,400	Danaher Corp.	576,828
8,300	Deere & Co.	696,453
7,100	Dover Corp.	336,824
5,300	Eaton Corp.	364,905
14,800	Illinois Tool Works, Inc.	664,520
11,100	Ingersoll-Rand Co., Ltd.	421,578
6,600	ITT Corp.	338,382
2,300	Navistar International Corp.*	59,386
8,795	PACCAR, Inc.	501,491
4,700	Pall Corp.	144,807
4,275	Parker Hannifin Corp.	332,296

		6,166,721

Media — 3.3%
27,064	CBS Corp. Class B	762,393
17,700	Clear Channel Communications, Inc.	510,645
73,978	Comcast Corp.*	2,726,089
2,300	Dow Jones & Co., Inc.	77,142
8,400	Gannett Co., Inc.	477,372
14,871	Interpublic Group of Cos., Inc.*	147,223
1,400	Meredith Corp.	69,062
4,900	New York Times Co.	112,602
82,500	News Corp.	1,621,125
6,000	Omnicom Group, Inc.	561,600
3,200	The E.W. Scripps Co.	153,376

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
12,400	The McGraw-Hill Companies., Inc.	$719,572
73,929	The Walt Disney Co.	2,285,145
142,998	Time Warner, Inc.	2,606,854
6,287	Tribune Co.	205,711
8,200	Univision Communications, Inc.*	281,588
25,064	Viacom, Inc. Class B*	931,879

		14,249,378

Metals & Mining — 0.9%
30,808	Alcoa, Inc.	863,856
3,051	Allegheny Technologies, Inc.	189,742
6,800	CONSOL Energy, Inc.	215,764
6,700	Freeport-McMoRan Copper & Gold, Inc. Series B	356,842
16,111	Newmont Mining Corp.	688,745
11,100	Nucor Corp.	549,339
7,300	Phelps Dodge Corp.	618,310
3,920	United States Steel Corp.	226,106

		3,708,704

Multi-Utilities — 0.4%
43,913	Duke Energy Corp.	1,326,173
11,200	Dynegy, Inc.*	62,048
9,500	NiSource, Inc.	206,530

		1,594,751

Multiline Retail — 2.4%
4,300	Big Lots, Inc.*	85,183
16,712	Costco Wholesale Corp.	830,252
2,300	Dillard’s, Inc.	75,279
10,787	Dollar General Corp.	147,027
5,300	Family Dollar Stores, Inc.	154,972
19,234	Federated Department Stores, Inc.	831,101
7,900	J.C. Penney Co., Inc.	540,281
11,500	Kohl’s Corp.*	746,580
7,700	Nordstrom, Inc.	325,710
3,000	Sears Holdings Corp.*	474,270
30,400	Target Corp.	1,679,600
87,000	Wal-Mart Stores, Inc.	4,290,840

		10,181,095

Office Electronics — 0.1%
33,300	Xerox Corp.*	518,148

Oil & Gas — 7.5%
16,258	Anadarko Petroleum Corp.	712,588
11,700	Apache Corp.	739,440
13,700	Chesapeake Energy Corp.	397,026
77,353	Chevron Corp.	5,017,116
57,941	ConocoPhillips	3,449,228
15,600	Devon Energy Corp.	985,140
25,030	El Paso Corp.	341,409
8,700	EOG Resources, Inc.	565,935
209,560	Exxon Mobil Corp.	14,061,476

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil & Gas — (continued)
8,600	Hess Corp.	$356,212
3,800	Kinder Morgan, Inc.	398,430
12,556	Marathon Oil Corp.	965,556
6,000	Murphy Oil Corp.	285,300
30,500	Occidental Petroleum Corp.	1,467,355
4,700	Sunoco, Inc.	292,293
21,000	The Williams Companies, Inc.	501,270
21,400	Valero Energy Corp.	1,101,458
13,100	XTO Energy, Inc.	551,903

		32,189,135

Oil Well Services & Equipment — 0.1%
7,000	Smith International, Inc.	271,600

Paper & Forest Products — 0.3%
14,640	International Paper Co.	506,983
4,200	Louisiana-Pacific Corp.	78,834
6,598	MeadWestvaco Corp.	174,913
8,800	Weyerhaeuser Co.	541,464

		1,302,194

Personal Products — 0.2%
2,550	Alberto-Culver Co. Class B	129,005
15,900	Avon Products, Inc.	487,494
4,000	Estee Lauder Companies, Inc.	161,320

		777,819

Pharmaceuticals — 6.9%
53,700	Abbott Laboratories	2,607,672
5,400	Allergan, Inc.	608,094
3,700	Barr Pharmaceuticals, Inc.*	192,178
69,000	Bristol-Myers Squibb Co.	1,719,480
34,500	Eli Lilly & Co.	1,966,500
11,200	Forest Laboratories, Inc.*	566,832
5,690	Hospira, Inc.*	217,756
103,060	Johnson & Johnson	6,692,717
8,266	King Pharmaceuticals, Inc.*	140,770
10,400	Medco Health Solutions, Inc.*	625,144
76,500	Merck & Co., Inc.	3,205,350
7,600	Mylan Laboratories, Inc.	152,988
256,884	Pfizer, Inc.	7,285,230
52,600	Schering-Plough Corp.	1,161,934
4,000	Watson Pharmaceuticals, Inc.*	104,680
47,300	Wyeth	2,404,732

		29,652,057

Real Estate — 1.1%
3,300	Apartment Investment & Management Co. (REIT)	179,553
7,500	Archstone-Smith Trust (REIT)	408,300
4,100	Boston Properties, Inc. (REIT)	423,694

Shares	Description	Value
Common Stocks — (continued)
Real Estate — (continued)
12,200	Equity Office Properties Trust (REIT)	$485,072
10,400	Equity Residential Properites Trust (REIT)	526,032
7,400	Kimco Realty Corp. (REIT)	317,238
6,700	Plum Creek Timber Co., Inc. (REIT)	228,068
8,800	ProLogis (REIT)	502,128
4,300	Public Storage, Inc. (REIT)	369,757
9,283	Realogy Corp.*	210,538
7,900	Simon Property Group, Inc. (REIT)	715,898
4,200	Vornado Realty Trust (REIT)	457,800

		4,824,078

Road & Rail — 0.7%
12,852	Burlington Northern Santa Fe Corp.	943,851
15,600	CSX Corp.	512,148
14,800	Norfolk Southern Corp.	651,940
9,500	Union Pacific Corp.	836,000

		2,943,939

Semiconductor Equipment & Products — 2.6%
17,100	Advanced Micro Devices, Inc.*	424,935
12,500	Altera Corp.*	229,750
12,700	Analog Devices, Inc.	373,253
48,600	Applied Materials, Inc.	861,678
16,250	Broadcom Corp.*	493,025
14,316	Freescale Semiconductor, Inc. Class B*	544,151
203,000	Intel Corp.	4,175,710
7,200	KLA-Tencor Corp.	320,184
10,700	Linear Technology Corp.	332,984
15,300	LSI Logic Corp.*	125,766
11,200	Maxim Integrated Products, Inc.	314,384
25,700	Micron Technology, Inc.*	447,180
10,600	National Semiconductor Corp.	249,418
4,600	Novellus Systems, Inc.*	127,236
7,400	PMC-Sierra, Inc.*	43,956
5,300	QLogic Corp.*	100,170
7,500	Teradyne, Inc.*	98,700
54,200	Texas Instruments, Inc.	1,802,150
12,200	Xilinx, Inc.	267,790

		11,332,420

Software — 3.4%
20,300	Adobe Systems, Inc.*	760,235
8,100	Autodesk, Inc.*	281,718
7,400	BMC Software, Inc.*	201,428
13,550	CA, Inc.	321,000
6,200	Citrix Systems, Inc.*	224,502
12,900	Compuware Corp.*	100,491
10,900	Electronic Arts, Inc.*	606,912
12,000	Intuit, Inc.*	385,080

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
304,300	Microsoft Corp.	$8,316,519
12,000	Novell, Inc.*	73,440
142,620	Oracle Corp.*	2,530,079
4,140	Parametric Technology Corp.*	72,284
34,718	Symantec Corp.*	738,799

		14,612,487

Specialty Retail — 2.0%
5,372	AutoNation, Inc.*	112,275
1,900	AutoZone, Inc.*	196,270
10,100	Bed Bath & Beyond, Inc.*	386,426
14,250	Best Buy Co., Inc.	763,230
5,000	Circuit City Stores, Inc.	125,550
11,800	Limited Brands, Inc.	312,582
54,000	Lowe’s Companies, Inc.	1,515,240
10,100	Office Depot, Inc.*	400,970
2,400	OfficeMax, Inc.	97,776
5,300	RadioShack Corp.	102,290
25,900	Staples, Inc.	630,147
19,050	The Gap, Inc.	360,997
72,997	The Home Depot, Inc.	2,647,601
3,800	The Sherwin-Williams Co.	211,964
16,200	The TJX Companies, Inc.	454,086
4,800	Tiffany & Co.	159,360

		8,476,764

Textiles & Apparel — 0.4%
12,900	Coach, Inc.*	443,760
4,100	Jones Apparel Group, Inc.	133,004
3,500	Liz Claiborne, Inc.	138,285
6,800	Nike, Inc. Class B	595,816
3,200	VF Corp.	233,440

		1,544,305

Tobacco — 1.4%
73,700	Altria Group, Inc.	5,641,735
5,800	UST, Inc.	318,014

		5,959,749

Trading Companies & Distributors — 0.1%
6,250	Genuine Parts Co.	269,563
2,600	W.W. Grainger, Inc.	174,252

		443,815

Wireless — 0.0%
3,285	Ciena Corp*	89,516

TOTAL COMMON STOCKS		$424,105,145

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Government Agency Obligation(b) — 0.1%
United States Treasury Bill
$500,000	4.80%	12/07/2006	$495,533
Repurchase Agreement(c) — 0.8%
Joint Repurchase Agreement Account II
$3,500,000	5.368%	10/02/2006	$3,500,000
Maturity Value: $3,501,566

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$428,100,678

Shares	Description	Value
Securities Lending Collateral — 0.2%
731,250	Boston Global Investment Trust — Enhanced Portfolio	$731,250

TOTAL INVESTMENTS — 100.0%		$428,831,928

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		155,390

NET ASSETS — 100.0%		$428,987,318

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a) All or portion of security is on loan.

(b) Security is segregated as collateral for initial margin requirement on futures transaction.

(c) Joint repurchase agreement was entered into on September 29, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— American Municipal Bond Assurance Corp.
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S & P MINI 500 Index	83	December 2006	$5,583,410	$83,939

TAX INFORMATION — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$356,566,486

Gross unrealized gain	89,473,040
Gross unrealized loss	(17,052,208)

Net unrealized security gain	$72,420,832

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 16.3%
Automotive — 0.2%
DaimlerChrysler NA
$550,000	8.500%	01/18/31	$653,626

Banks — 4.0%
Asian Development Bank
5,000,000	1.000	10/01/15	3,512,293
Commonwealth Bank of Australia(a)(b)
475,000	6.024	03/29/49	474,672
Greater Bay Bancorp Series B
500,000	5.250	03/31/08	498,021
MUFG Capital Finance 1 Ltd.(b)
850,000	6.346	07/29/49	856,894
Nordbanken AB(a)(b)
2,100,000	8.950	11/29/49	2,301,016
Popular North America, Inc.
1,425,000	5.650	04/15/09	1,431,379
Resona Bank Ltd.(a)(b)
1,250,000	5.850	09/29/49	1,222,051
Tokai Preferred Capital Co. LLC(a)(b)
1,250,000	9.980	12/29/49	1,339,978

			11,636,304

Building Materials — 0.1%
Lafarge SA
275,000	6.150	07/15/11	280,904

Electric — 1.8%
Calenergy, Inc.
1,250,000	7.520	09/15/08	1,301,863
CenterPoint Energy, Inc. Series B
1,000,000	7.250	09/01/10	1,057,166
MidAmerican Energy Holdings Co.(a)
400,000	6.125	04/01/36	404,321
Pacific Gas & Electric Co.
1,800,000	6.050	03/01/34	1,811,454
Progress Energy, Inc.
250,000	5.625	01/15/16	249,833
350,000	7.750	03/01/31	424,026

			5,248,663

Energy — 0.3%
Amerada Hess Corp.
675,000	7.125	03/15/33	746,219

Entertainment — 0.3%
Time Warner Entertainment Co.
750,000	8.375	03/15/23	864,897

Environmental — 0.3%
Waste Management, Inc.
750,000	7.375	08/01/10	802,334

Financial Companies — 2.7%
Farmer Mac Guaranteed Notes Trust Series 2006-2(a)
4,400,000	5.500	07/15/11	4,491,212

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Financial Companies — (continued)
GATX Financial Corp.
$1,000,000	8.875%	06/01/09	$1,083,655
PHH Corp.
1,225,000	6.000	03/01/08	1,227,065
Residential Capital Corp.
1,000,000	6.125	11/21/08	1,003,913

			7,805,845

Food & Beverage — 0.3%
Nabisco, Inc.
1,000,000	7.050	07/15/07	1,009,054

Gaming — 0.5%
Harrahs Operating Co., Inc.
1,710,000	5.375	12/15/13	1,599,302
Park Place Entertainment Corp.
11,000	8.500	11/15/06	11,030

			1,610,332

Life Insurance(a) — 0.2%
Phoenix Life Insurance Co.
450,000	7.150	12/15/34	474,265

Media — Cable — 0.6%
Cox Communications, Inc.
1,750,000	4.625	01/15/10	1,705,135

Media — Non Cable(a) — 0.2%
Viacom, Inc.
300,000	5.750	04/30/11	299,402
175,000	6.875	04/30/36	173,003

			472,405

Pipelines — 0.2%
Enterprise Products Operating LP
450,000	5.600	10/15/14	440,329
325,000	5.000	03/01/15	304,786

			745,115

Property/Casualty Insurance — 1.7%
AON Capital Trust A
500,000	8.205	01/01/27	573,158
Arch Capital Group Ltd.
475,000	7.350	05/01/34	517,491
Aspen Insurance Holdings Ltd.
400,000	6.000	08/15/14	387,495
Endurance Specialty Holdings Ltd.
1,000,000	6.150	10/15/15	986,183
Liberty Mutual Group(a)
700,000	6.500	03/15/35	667,782
580,000	7.500	08/15/36	622,165
Marsh & McLennan Cos., Inc.
600,000	5.150	09/15/10	591,144
650,000	5.750	09/15/15	637,530

			4,982,948

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
REITs — 0.4%
iStar Financial, Inc. Series B
$1,300,000	5.700%	03/01/14	$1,292,430

Tobacco — 0.2%
Altria Group, Inc.
525,000	7.750	01/15/27	635,677

Wireless Telecommunications — 1.5%
America Movil SA de CV
1,000,000	5.500	03/01/14	972,040
AT&T Wireless Services, Inc.
500,000	8.750	03/01/31	641,001
Cingular Wireless Services, Inc.
675,000	7.875	03/01/11	739,188
GTE Corp.
750,000	7.510	04/01/09	786,415
Nextel Communications, Inc.
900,000	6.875	10/31/13	918,360
Telecom Italia Capital SA
300,000	4.875	10/01/10	290,246

			4,347,250

Wirelines Telecommunications — 0.8%
Deutsche Telekom International Finance BV
700,000	8.250	06/15/30	856,593
Embarq Corp.
150,000	7.995	06/01/36	158,835
Sprint Capital Corp.
125,000	6.875	11/15/28	126,597
Telecom Italia Capital
225,000	4.000	01/15/10	213,190
800,000	4.950	09/30/14	734,751
Telefonica Europe BV
300,000	7.750	09/15/10	323,877

			2,413,843

TOTAL CORPORATE BONDS			$47,727,246

Mortgage-Backed Obligations — 48.0%
Adjustable Rate FHLMC(b) — 2.3%
$286,101	6.500%	12/01/31	$292,941
2,763,712	4.847	09/01/35	2,741,402
3,841,622	4.730	10/01/35	3,736,682

			6,771,025

Adjustable Rate FNMA(b) — 4.5%
2,454,392	4.462	05/01/33	2,441,971
1,742,444	3.852	10/01/33	1,729,738
2,826,394	4.592	05/01/35	2,825,936
3,377,215	5.357	09/01/35	3,385,579
2,777,822	4.928	12/01/35	2,747,797

			13,131,021

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b) — 14.5%
Banc of America Commercial Mortgage, Inc. Series 2006-5, Class A4
$1,500,000	5.414%	09/10/16	$1,507,571
Bear Stearns Mortgage Funding Trust Series 2006-AR1 Class 2A1
2,492,785	5.544	08/25/36	2,492,785
Countrywide Alternative Loan Trust Series 2005-59, Class 1A2A
1,372,866	5.706	11/20/35	1,376,954
Countrywide Alternative Loan Trust Series 2006-OA10 Class 4A1
2,948,808	5.514	08/25/46	2,948,003
Countrywide Alternative Loan Trust Series 2006-OA16 Class A2
4,989,902	5.520	10/25/46	4,989,902
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR2, Class 2A1A
2,236,764	5.530	11/19/37	2,236,764
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
2,335,760	5.550	04/25/46	2,337,679
Indymac Index Mortgage Loan Trust Series 2006-AR4 Class A1A
2,376,005	5.540	05/25/46	2,377,309
Luminent Mortgage Trust Series 2006-2, Class A1A
2,393,277	5.530	02/25/46	2,395,448
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
3,000,000	5.170	12/25/35	2,978,109
Thornburg Mortgage Securities Trust Series 2006-4, Class A2B
2,977,770	5.444	07/25/36	2,977,770
Thornburg Mortgage Securities Trust Series 2006-5, Class A1
2,980,924	5.450	08/25/36	2,981,282
Washington Mutual, Inc. Series 2005-AR10, Class 1A3
2,000,000	4.837	09/25/35	1,972,945
Washington Mutual, Inc. Series 2006-AR1,1 Class 1A
3,885,217	5.624	09/25/46	3,886,893
Washington Mutual, Inc. Series 2006-AR11, Class 3A1A
995,596	5.678	09/25/46	995,596
Washington Mutual, Inc. Series 2006-AR13, Class 1A
2,000,000	5.443	10/25/46	2,000,000
WMALT Mortgage Pass-Through Certificates Series 2006-AR7, Class A1A
1,952,508	5.352	09/25/46	1,952,508

			42,407,518

CMBS — 8.3%
Interest Only(b)(c) — 4.3%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
3,000,000	5.182	09/10/47	2,981,714
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
3,000,000	5.333	11/10/45	3,010,330
Morgan Stanley Capital I Series 2006-T21, Class A4
3,500,000	5.162	10/12/52	3,456,054
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4
3,000,000	5.370	10/15/44	2,982,147

			12,430,245

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
CMBS — (continued)
Sequential Fixed Rate — 4.0%
Bear Stearns Commercial Mortgage Securities Series 1999-WF2 Class A2
$2,700,000	7.080%	07/15/31	$2,808,705
GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A3
2,700,000	6.269	12/10/35	2,830,674
Morgan Stanley Dean Witter Capital I Series 2003-TOP9 Class A2
2,700,000	4.740	11/13/36	2,628,300
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2 Class A4
1,500,000	4.738	07/15/42	1,437,591
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
2,000,000	5.156	02/15/31	1,969,922

			11,675,192

TOTAL CMBS			$24,105,437

CMOs — 1.7%
Interest Only(d) — 0.0%
FNMA Series 2004-71, Class DI
713,349	0.000	04/25/34	18,146
PAC — 1.5%
FHLMC
4,230,212	6.500	10/01/34	4,329,061
Sequential Fixed Rate — 0.2%
FHLMC Series 2473, Class VM
566,818	6.000	10/15/07	566,885

TOTAL CMOs			$4,914,092

FHLB — 2.8%
4,890	7.500	01/01/07	4,894
135,346	7.000	08/01/10	137,459
271	7.000	09/01/11	277
18,190	7.000	11/01/11	18,549
38,160	7.000	12/01/11	38,913
141,008	7.500	06/01/15	146,862
332,203	7.000	07/01/16	340,994
1,875,362	5.500	02/01/18	1,879,016
255,175	5.500	09/01/18	255,673
1,461	7.500	10/01/18	1,465
28,362	9.500	08/01/19	30,415
257,928	5.000	02/01/20	253,297
1,236	9.500	08/01/20	1,329
433,488	6.500	10/01/20	445,941
32,989	9.500	02/01/21	35,216
3,280,859	5.000	06/01/23	3,183,310
48,405	6.500	01/01/24	49,612
313,886	6.500	12/01/27	322,802
167,872	6.000	03/01/29	169,619
2,238	6.000	04/01/29	2,259
352,386	6.500	12/01/31	360,398

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLB — (continued)
$3,969	6.000%	08/01/32	$4,001
517,682	7.000	12/01/32	532,702

			8,215,003

FHLMC — 5.5%
133,323	5.500	04/01/18	133,583
1,156,302	4.500	12/01/18	1,117,177
4,032,692	5.000	12/01/18	3,972,968
4,825,105	4.000	06/01/19	4,553,272
5,446,198	5.000	11/01/19	5,365,539
37,601	5.000	05/15/21	37,494
93,292	7.500	12/01/29	96,243
6,460	7.500	11/01/30	6,665
799,368	7.000	05/01/32	822,561

			16,105,502

FNMA — 7.3%
19,185	6.500	05/01/08	19,566
6,192	8.500	07/01/08	6,265
1,531	8.000	04/01/09	1,543
4,284	9.000	02/01/10	4,283
104,612	6.000	08/01/13	105,793
54,475	7.500	01/01/14	54,657
489,362	7.500	08/01/15	507,826
130,989	6.000	04/01/16	133,147
246,251	6.500	05/01/16	251,842
369,600	6.500	09/01/16	377,993
483,228	6.500	11/01/16	494,200
125,283	6.000	12/01/16	127,243
922,801	6.000	02/01/17	938,030
180,169	7.500	04/01/17	187,167
1,371,578	6.000	10/01/17	1,394,213
1,243,913	5.500	02/01/18	1,246,298
1,342,341	5.000	05/01/18	1,322,696
129,700	6.500	08/01/18	132,379
527,357	7.000	08/01/18	546,279
4,827,119	4.000	09/01/18	4,577,286
748	7.000	07/01/25	772
29,793	7.500	10/01/25	30,950
14,122	7.000	11/01/25	14,561
93,966	9.000	11/01/25	102,030
4,956	7.000	08/01/27	5,117
28,995	7.000	09/01/27	29,934
1,120	7.000	01/01/28	1,158
6,973	7.500	03/01/28	7,194
923,625	6.000	02/01/29	932,063
539,867	6.000	03/01/29	544,571
213,881	6.500	03/01/29	219,191
458,382	6.000	05/01/29	462,223
56,071	6.500	05/01/29	57,452
1,314,145	6.000	06/01/29	1,325,155
347,150	6.500	06/01/29	355,637
155,274	6.500	07/01/29	159,099
292,292	6.500	08/01/29	299,387
7,914	7.000	09/01/29	8,161
144,289	6.500	10/01/29	147,784
120,402	8.000	10/01/29	127,628
183,852	6.500	11/01/29	188,306

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$159,591	6.500%	12/01/29	$163,523
61,162	7.000	12/01/29	63,006
20,400	7.500	12/01/29	21,173
9,413	7.500	04/01/30	9,710
5,322	8.500	04/01/30	5,718
62,508	7.500	05/01/30	64,522
13,528	8.000	05/01/30	14,238
574	8.500	06/01/30	617
13,404	7.500	08/01/30	13,827
40,711	7.500	09/01/30	41,994
299,615	6.500	04/01/31	306,674
59,468	7.000	05/01/32	61,165
435,190	7.000	06/01/32	447,487
534,487	7.000	08/01/32	549,590
174,804	8.000	08/01/32	184,477
1,990,767	4.500	TBA-15yr(e)	1,920,897

			21,315,697

GNMA — 1.1%
1,008	6.500	09/15/08	1,012
93,494	7.000	03/15/12	95,096
68,284	7.000	06/15/23	70,499
22,961	7.000	10/15/25	23,828
44,998	7.000	11/15/25	46,698
4,776	7.000	02/15/26	4,937
22,413	7.000	04/15/26	23,198
9,882	7.000	03/15/27	10,218
1,431	7.000	06/15/27	1,476
26,412	7.000	10/15/27	27,243
216,770	7.000	11/15/27	223,914
12,869	7.000	01/15/28	13,274
85,968	7.000	02/15/28	88,671
42,963	7.000	03/15/28	44,374
14,869	7.000	04/15/28	15,357
1,708	7.000	05/15/28	1,762
38,505	7.000	06/15/28	39,715
63,118	7.000	07/15/28	65,105
170,031	7.000	08/15/28	175,374
67,527	7.000	09/15/28	69,728
11,692	7.000	11/15/28	12,059
6,329	7.500	11/15/30	6,541
4,381	7.000	10/15/31	4,518
1,508	7.000	12/15/31	1,557
96,329	7.500	10/15/32	100,229
1,934,143	6.000	08/20/34	1,952,828

			3,119,211

TOTAL MORTGAGE-BACKED OBLIGATIONS			$140,084,506

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — 25.0%
FHLB
$16,000,000	4.000%	03/10/08	$15,774,832
10,000,000	4.570	10/17/08	9,917,880
10,000,000	5.823	05/06/09	10,205,690
1,800,000	4.000	12/30/11	1,715,692

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
FHLB — (continued)
$6,990,000	4.875%	12/14/12	$6,961,033
5,000,000	4.750	11/14/14	4,923,725
FHLMC
3,800,000	4.500	08/22/07	3,774,794
FNMA
10,000,000	3.860	02/22/08	9,844,740
5,000,000	4.500	06/01/10	4,913,055
Tennessee Valley Authority
2,960,000	4.875 (c)	12/15/06	2,958,290
2,000,000	5.375	04/01/56	2,052,574

TOTAL AGENCY DEBENTURES			$73,042,305

U.S. Treasury Obligations — 7.3%
United States Treasury Bonds
$6,000,000	4.875%	08/15/09	$6,040,782
1,400,000	4.500	02/15/36	1,341,484
United States Treasury Inflation Protected Securities
775,523	1.875	07/15/13	755,439
880,992	2.000	01/15/14	864,163
1,295,388	2.000	07/15/14	1,269,581
2,092,240	1.875	07/15/15	2,027,046
2,821,196	2.500	07/15/16	2,877,620
United States Treasury Principal-Only Stripped Securities(d)
7,100,000	0.000	11/15/21	3,414,816
5,000,000	0.000	11/15/24	2,080,050
1,300,000	0.000	08/15/25	521,476

TOTAL U.S. TREASURY OBLIGATIONS
			$21,192,457

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$282,046,514
Repurchase Agreement(f) — 3.0%
Joint Repurchase Agreement Account II
$8,900,000	5.368%	10/02/06	$8,900,000
Maturity Value: $8,903,981

TOTAL INVESTMENTS — 99.6%			$290,946,514

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%			1,176,149

NET ASSETS — 100.0%			$292,122,663

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 12,469,867, which represents approximately 4.3% of net assets as of September 30, 2006.

(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $1,920,897 which represents approximately 0.7% of net assets as of September 30, 2006.

(f)	Joint repurchase agreement was entered into on September 29, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
CMBS	— Commercial Mortgage Backed Securities
CMO	— Collateralized Mortgage Obligations
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
PAC	— Planned Amortization Class
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2006, the following futures contacts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

Eurodollars	22	December 2006	$5,206,575	$2,539
Eurodollars	8	March 2007	1,896,500	1,673
Eurodollars	8	June 2007	1,899,700	2,073
Eurodollars	14	September 2007	3,329,375	4,590
Eurodollars	14	December 2007	3,332,350	5,290
Eurodollars	(4)	March 2008	(952,350)	(14)
Eurodollars	(4)	June 2008	(952,200)	(14)
U.S. Treasury Bonds	25	December 2006	2,810,156	26,518
2 Year U.S. Treasury Notes	(37)	December 2006	(7,566,500)	8,558
5 Year U.S. Treasury Notes	233	December 2006	24,585,141	134,645
10 Year U.S. Treasury Notes	165	December 2006	17,830,312	159,922

			$51,419,059	$345,780

FOREIGN CURRENCY CONTRACTS — At September 30, 2006, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

				Unrealized
Open Forward Foreign Currency		Value on
Purchase Contracts	Expiration Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	12/20/2006	$4,209,109	$4,119,148	$—	$89,961
British Pound	12/20/2006	7,277,468	7,231,492	—	45,976
Canadian Dollar	12/20/2006	688,000	686,535	—	1,465
Euro	12/20/2006	456,000	454,976	—	1,024
Japanese Yen	12/20/2006	456,000	452,557	—	3,443
New Zealand Dollar	12/20/2006	684,000	677,404	—	6,596
Norwegian Krone	12/20/2006	840,354	838,942	—	1,412
Swedish Krona	12/20/2006	1,888,960	1,877,333	—	11,627

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$16,499,891	$16,338,387		$161,504

				Unrealized
Open Forward Foreign Currency		Value on
Sales Contracts	Expiration Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	12/20/2006	$1,133,828	$1,123,331	$10,497	$—
British Pound	12/20/2006	456,000	452,409	3,591	—
Canadian Dollar	12/20/2006	855,400	847,560	7,840	—
Canadian Dollar	12/20/2006	912,000	914,785	—	2,785

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

				Unrealized
Open Forward Foreign Currency		Value on
Sales Contracts	Expiration Date	Settlement Date	Current Value	Gain	Loss

Euro	12/20/2006	3,374,767	3,367,384	7,383	—
Japanese Yen	12/20/2006	6,332,962	6,297,854	35,108	—
New Zealand Dollar	12/20/2006	3,747,739	3,793,055	—	45,316
Swedish Krona	12/20/2006	456,000	452,112	3,888	—
Swiss Franc	12/20/2006	2,627,914	2,611,539	16,375	—

TOTAL OPEN FORWARD FOREIGN CURRENCY SALES CONTRACTS		$19,896,610	$19,860,029	$84,682	$48,101

TAX INFORMATION — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$295,866,832

Gross unrealized gain	1,870,044
Gross unrealized loss	(5,614,213)

Net unrealized security loss	$(3,744,169)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 63.8%
Adjustable Rate FHLMC(a) — 2.0%
$921,237	4.847%	09/01/35	$913,800
960,405	4.730	10/01/35	934,171

			1,847,971

Adjustable Rate FNMA(a) — 4.5%
818,131	4.462	05/01/33	813,990
871,222	3.852	10/01/33	864,869
1,413,197	4.585	05/01/35	1,412,968
925,941	4.928	12/01/35	915,933

			4,007,760

Adjustable Rate Non-Agency(a) — 9.9%
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4
500,000	5.896	09/11/38	517,108
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A3
500,000	5.911	03/15/49	515,603
Citigroup/Deutsche Bank Commercial Mortgage Trust
1,000,000	5.400	07/15/44	996,620
Commercial Mortgage Pass Through Certificates Series 2006-C7, Class A4
1,000,000	5.962	06/10/46	1,035,907
Countrywide Alternative Loan Trust Series 2005-59, Class 1A2A
915,244	5.710	11/20/35	917,970
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR2, Class 2A1A
994,117	5.530	11/19/37	994,117
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
934,304	5.550	04/25/46	935,072
Luminent Mortgage Trust Series 2006-2, Class A1A
957,311	5.530	02/25/46	958,179
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
1,000,000	5.170	12/25/35	992,703
Washington Mutual, Inc. Series 2005-AR10, Class 1A3
1,000,000	4.837	09/25/35	986,472

			8,849,751

CMBS — 5.6%
Sequential Fixed Rate — 5.6%
Banc of America Commercial Mortgage, Inc. Series 2006-4 Class A4
1,000,000	5.634	07/10/46	1,020,225
Bear Stearns Mortgage Funding Trust Series 2006-AR1 Class 2A1(a)
997,114	5.544	08/25/36	997,114
Countrywide Alternative Loan Trust Series 2006-OA10 Class 4A1(a)
982,936	5.514	08/25/46	982,667
Thornburg Mortgage Securities Trust Series 2006-4, Class A2B(a)
992,590	5.444	07/25/36	992,590
Washington Mutual Series 2006-AR13, Class 1A(a)
1,000,000	5.443	10/25/46	1,000,000

TOTAL CMBS			$4,992,596

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
CMOs — 21.6%
Interest Only(a)(c) — 0.0%
FNMA Series 2004-47, Class EI
$446,723	0.00%	06/25/34	$16,873
FNMA Series 2004-62, Class DI
188,152	0.00	07/25/33	7,071

			23,944

Non-Agency CMOs — 2.2%
Washington Mutual, Inc. Series 2006-AR11, Class 3A1A
995,596	5.678	09/25/46	995,596
WMALT Mortgage Pass-Through Certificates Series 2006-AR7, Class A1A
976,255	5.352	09/25/46	976,255

			1,971,851

PAC — 18.4%
FNMA Series 2003-32, Class PD
7,000,000	4.000	07/25/22	6,923,779
FNMA Series 2003-70, Class BS
5,056,226	4.000	04/25/22	4,985,785
FNMA Series 2719, Class GC
4,580,000	5.500	06/15/26	4,528,242

			16,437,806

Principal Only(b)(c) — 1.0%
FHLMC Series 235, Class PO
576,925	0.00	02/01/36	422,058
FNMA Series 363, Class 1
555,545	0.00	11/01/35	410,087

			832,145

TOTAL CMOs			$19,265,746

FHLMC — 7.7%
1,907	7.500	02/01/07	1,910
1,971,500	4.500	12/01/18	1,904,792
1,930,057	4.000	06/01/19	1,821,323
1,670,669	4.500	06/01/19	1,614,140
2,418	8.000	06/01/19	2,426
15,617	10.000	03/01/21	17,058
26,851	6.500	06/01/23	27,773
1,427,380	6.500	10/01/34	1,460,734

			6,850,156

FNMA — 12.5%
6,892	7.500	03/01/07	6,915
919	8.000	04/01/09	926
98,314	5.000	11/01/17	96,939
425,700	5.000	12/01/17	419,744
375,617	5.000	01/01/18	370,364

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$1,076,221	5.000%	02/01/18	$1,061,167
315,361	5.000	03/01/18	310,817
491,824	5.000	04/01/18	484,625
186,195	5.000	05/01/18	183,470
998,299	5.000	06/01/18	983,686
30,197	5.000	07/01/18	29,755
1,930,848	4.000	09/01/18	1,830,914
612,474	5.000	11/01/18	603,509
903,860	5.000	12/01/18	890,630
1,010,665	5.000	04/01/19	995,872
940,742	5.000	06/01/19	926,972
987,109	4.500	01/01/20	953,731
29,069	8.000	09/01/21	30,660
1,000,000	7.000	TBA-15yr(d)	1,026,094

			11,206,790

GNMA — 0.0%
3,951	6.500	06/15/09	3,982
20,086	7.000	06/15/12	20,631

			24,613

TOTAL MORTGAGE-BACKED OBLIGATIONS			$57,045,383

Agency Debentures — 26.6%
FHLB
$7,000,000	3.500%	04/06/09	$6,742,750
4,500,000	4.000	12/19/11	4,260,742
9,500,000	4.000	12/30/11	9,055,039
FNMA
3,000,000	3.860	02/22/08	2,953,422
Tennessee Valley Authority
700,000	5.375	04/01/56	718,401

TOTAL AGENCY DEBENTURES			$23,730,354

U.S. Treasury Obligations — 4.2%
United States Treasury Inflation Protected Securities
$221,578	1.875%	07/15/13	$215,840
330,372	2.000	01/15/14	324,061
431,796	2.000	07/15/14	423,194
732,284	1.875	07/15/15	709,466
705,299	2.500	07/15/16	719,405
United States Treasury Principal-Only Stripped Securities(d)
200,000	0.000	08/15/25	80,227
500,000	0.000	11/15/21	240,137
2,000,000	0.000	11/15/22	915,066
400,000	0.000	11/15/26	151,032

TOTAL U.S. TREASURY OBLIGATIONS			$3,778,428

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$84,554,165

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(e) — 4.5%
Joint Repurchase Agreement Account II
$4,000,000	5.368%	10/02/06	$4,000,000
Maturity Value: $4,001,789

TOTAL INVESTMENTS — 99.1%			$88,554,165

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%			767,413

NET ASSETS — 100.0%			$89,321,578

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2006, these securities amounted to $856,089 or approximately 1.0% of net assets.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $1,026,094 which represents approximately 1.1% of net assets as of September 30, 2006.

(e) Joint repurchase agreement was entered into on September 29, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
CMBS	— Commercial Mortgage Backed Securities
CMO	— Collateralized Mortgage Obligations
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
PAC	— Planned Amortization Class

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2006, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	15	December 2006	$3,549,938	$2,446
Eurodollars	4	March 2007	948,250	836
Eurodollars	4	June 2007	949,850	1,036
Eurodollars	10	September 2007	2,378,125	3,279
Eurodollars	10	December 2007	2,380,250	3,779
Eurodollars	(2)	March 2008	(476,175)	(7)
Eurodollars	(4)	June 2008	(952,200)	(14)
U.S. Treasury Bonds	52	December 2006	5,845,125	86,030
2 Year U.S. Treasury Notes	(20)	December 2006	(4,090,000)	3,168
5 Year U.S. Treasury Notes	20	December 2006	2,110,313	11,025
10 Year U.S. Treasury Notes	38	December 2006	4,106,375	30,205

			$16,749,851	$141,783

TAX INFORMATION — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$88,916,976

Gross unrealized gain	498,233
Gross unrealized loss	(93,631)

Net unrealized security loss	$404,602

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Bank Note — 1.4%
National City Bank
$3,000,000	4.79%	01/16/2007	$3,000,000
Commercial Paper and Corporate Obligations—41.6%
Adirondack Corp.
$5,000,000	5.30%	12/07/2006	$4,950,681
Amstel Funding Corp.
5,000,000	5.28	12/01/2006	4,955,267
Cancara Asset Securitization Ltd.
5,978,000	5.28	11/22/2006	5,932,408
Citibank Credit Card Issuance Trust (Dakota Corp.)
5,000,000	5.41	10/16/2006	4,988,729
Concord Minutemen Capital Co. LLC
6,820,000	5.40	10/12/2006	6,808,747
Davis Square Funding VI (Delaware) Corp.
5,000,000	5.32	11/02/2006	4,976,355
Fountain Square Commercial Funding Corp.
6,000,000	5.38	10/18/2006	5,984,757
G Street Finance (Delaware) Corp.
5,000,000	5.30	12/06/2006	4,951,417
Galaxy Funding, Inc.
5,000,000	5.29	11/15/2006	4,966,969
Irish Life & Permanent PLC
7,000,000	5.30	11/10/2006	6,958,778
KLIO III Funding Corp.
5,000,000	5.29	10/23/2006	4,983,836
Mane Funding Corp.
10,000,000	5.39	10/13/2006	9,982,033
Monument Gardens Funding
5,000,000	5.29	11/08/2006	4,972,080
Scaldis Capital LLC
9,300,000	5.39	10/25/2006	9,266,582
Swedbank AB
5,000,000	5.28	11/15/2006	4,967,031
United Parcel Service of America, Inc.
2,000,000	5.21	07/31/2007	1,912,298

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$91,557,968

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Medium Term Note — 2.3%(c)
Wal-Mart Stores, Inc.
$5,000,000	5.50%	07/16/2007	$5,002,541
Variable Rate Obligations(a) — 22.6%
Caja Madrid
$5,000,000	5.37%	01/19/2007	$5,000,000
Credit Suisse First Boston, Inc.
5,000,000	5.38%	11/20/2006	$5,000,000
Crown Point Capital Co. LLC
5,000,000	5.34	12/08/2006	4,999,564
IBM Corp.(c)
10,000,000	5.32	10/10/2006	10,000,000
Lehman Brothers Holdings, Inc.
5,000,000	5.37	11/27/2006	5,000,000
Lexington Parker Capital Corp.
5,000,000	5.46	10/10/2006	4,999,898
Merrill Lynch & Co., Inc.
2,000,000	5.34	10/16/2006	2,000,000
National City Bank of Indiana
5,000,000	5.46	10/04/2006	4,999,984
Nordea Bank AB(c)
4,000,000	5.31	10/11/2006	4,000,000
Wells Fargo & Co
4,000,000	5.32%	10/03/2006	$4,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$49,999,446

Yankee Certificates of Deposit — 11.3%
Deutsche Bank AG
$2,000,000	4.80%	01/29/2007	$2,000,000
Deutsche Bank AG
2,000,000	5.09	02/28/2007	2,000,000
Natexis Banques Populaires
10,000,000	4.75	10/26/2006	9,995,090
Norinchukin Bank NY
6,000,000	5.31	10/11/2006	5,999,999
Norinchukin Bank NY
5,000,000	5.39	01/19/2007	5,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT			$24,995,089

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$174,555,044
Repurchase Agreement(b) — 20.9%
Joint Repurchase Agreement Account II
$46,000,000	5.37%	10/02/2006	$46,000,000
Maturity Value: $46,020,577

TOTAL INVESTMENTS — 100.1%			$220,555,044

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(212,289)

NET ASSETS — 100.0%			$220,342,755

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

(a) Variable or floating rate security index is based on either Federal Funds, U.S. Treasury Bill, or LIBOR.

(b) Joint repurchase agreement was entered into on September 29, 2006. Additional information appears in the Notes to the Schedule of Investments section.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $19,002,541, which represents approximately 8.6% of net assets as of September 30, 2006.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 100.0%
Aerospace & Defense — 4.0%
299,500	Northrop Grumman Corp.	$20,386,965
29,800	Raytheon Co.	1,430,698
300,939	The Boeing Co.	23,729,040

		45,546,703

Banks — 8.8%
777,522	Bank of America Corp.	41,651,854
303,386	Hudson City Bancorp, Inc.	4,019,864
87,800	Regions Financial Corp.	3,230,162
449,200	U.S. Bancorp	14,922,424
86,235	UnionBanCal Corp.	5,251,711
37,300	Wachovia Corp.	2,081,340
821,500	Wells Fargo & Co.	29,721,870

		100,879,225

Beverages — 0.1%
51,800	Coca-Cola Enterprises, Inc.	1,078,994

Biotechnology — 2.3%
150,590	Amgen, Inc.*	10,771,703
29,600	Celgene Corp.*	1,281,680
167,400	Genentech, Inc.*	13,843,980

		25,897,363

Chemicals — 1.9%
18,400	Ashland, Inc.	1,173,552
436,800	Monsanto Co.	20,533,968

		21,707,520

Commercial Services & Supplies — 1.3%
29,800	Global Payments, Inc.	1,311,498
72,700	Manpower, Inc.	4,454,329
52,247	Republic Services, Inc.	2,100,852
198,288	Waste Management, Inc.	7,273,204

		15,139,883

Communications Equipment — 3.1%
1,365,240	Cisco Systems, Inc.*	31,400,520
149,300	Motorola, Inc.	3,732,500

		35,133,020

Computers & Peripherals — 2.6%
780,800	Hewlett-Packard Co.	28,647,552
63,200	Western Digital Corp.*	1,143,920

		29,791,472

Diversified Financials — 6.9%
180,300	AmeriCredit Corp.*	4,505,697
24,300	Ameriprise Financial, Inc.	1,139,670
125,414	Citigroup, Inc.	6,229,313
129,700	Countrywide Financial Corp.	4,544,688
716,000	J.P. Morgan Chase & Co.	33,623,360
288,400	Merrill Lynch & Co., Inc.	22,558,648
46,900	Moody’s Corp.	3,066,322

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
55,700	Principal Financial, Inc.	$3,023,396

		78,691,094

Diversified Telecommunication Services — 3.5%
662,000	AT&T, Inc.	21,554,720
166,500	CenturyTel, Inc.	6,605,055
149,085	Embarq Corp.	7,211,242
285,401	Sprint Nextel Corp.	4,894,627

		40,265,644

Electric Utilities — 4.2%
178,900	American Electric Power Co., Inc.	6,506,593
452,100	PG&E Corp.	18,829,965
32,700	Progress Energy, Inc.	1,483,926
344,270	TXU Corp.	21,523,760

		48,344,244

Electrical Equipment — 0.5%
79,300	Energizer Holdings, Inc.*	5,708,807

Electronic Equipment & Instruments — 0.1%
25,556	Waters Corp.*	1,157,176

Energy Equipment & Services — 0.3%
61,800	Schlumberger Ltd.	3,833,454

Food & Drug Retailing — 1.2%
197,900	CVS Corp.	6,356,548
107,100	Safeway, Inc.	3,250,485
181,100	The Kroger Co.	4,190,654

		13,797,687

Food Products — 2.6%
528,100	Archer-Daniels-Midland Co.	20,004,428
37,279	Dean Foods Co.*	1,566,464
37,300	Kraft Foods, Inc.	1,330,118
462,200	Tyson Foods, Inc.	7,339,736

		30,240,746

Healthcare Equipment & Supplies — 0.8%
247,400	Applera Corp. — Applied Biosystems Group	8,191,414
18,700	Becton, Dickinson and Co.	1,321,529

		9,512,943

Healthcare Providers & Services — 4.3%
426,794	AmerisourceBergen Corp.	19,291,089
50,400	Caremark Rx, Inc.	2,856,168
16,800	CIGNA Corp.	1,954,176
86,100	Express Scripts, Inc.*	6,499,689
42,269	Humana, Inc.*	2,793,558
300,600	McKesson Corp.	15,847,632

		49,242,312

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — 1.1%
160,600	Darden Restaurants, Inc.	$6,820,682
172,200	Starbucks Corp.*	5,863,410

		12,684,092

Household Products — 1.4%
253,865	Procter & Gamble Co.	15,734,553

Industrial Conglomerates — 3.2%
730,288	General Electric Co.	25,779,166
145,846	Reynolds American, Inc.(a)	9,038,077
86,600	Tyco International Ltd.	2,423,934

		37,241,177

Insurance — 6.7%
68,030	AMBAC Financial Group, Inc.	5,629,482
539,100	Genworth Financial, Inc.	18,873,891
516,500	Loews Corp.	19,575,350
305,263	MBIA, Inc.(a)	18,755,359
15,395	Nationwide Financial Services, Inc.	740,500
103,500	Radian Group, Inc.	6,210,000
58,600	The Chubb Corp.	3,044,856
120,750	W.R. Berkley Corp.	4,273,342

		77,102,780

IT Consulting & Services — 2.4%
394,200	Computer Sciences Corp.*	19,363,104
185,500	First Data Corp.	7,791,000

		27,154,104

Machinery — 0.7%
127,196	Caterpillar, Inc.	8,369,497

Marine — 0.1%
25,800	Overseas Shipholding Group, Inc.	1,593,666

Media — 6.8%
516,930	CBS Corp. Class B	14,561,918
429,254	Clear Channel Communications, Inc.	12,383,978
46,100	Comcast Corp.*	1,698,785
46,800	Liberty Media Holding Corp. — Capital*	3,911,076
176,440	The McGraw-Hill Companies., Inc.	10,238,813
299,686	The Walt Disney Co.	9,263,294
1,421,529	Time Warner, Inc.	25,914,474

		77,972,338

Metals & Mining — 0.3%
21,800	Newmont Mining Corp.	931,950
50,100	Nucor Corp.	2,479,449

		3,411,399

Shares	Description	Value
Common Stocks — (continued)
Multiline Retail — 0.5%
182,400	Dillard’s, Inc.	$5,969,952

Oil & Gas — 9.1%
43,736	Anadarko Petroleum Corp.	1,916,949
333,100	Devon Energy Corp.	21,035,265
834,866	Exxon Mobil Corp.	56,019,508
60,500	Holly Corp.	2,621,465
20,600	Marathon Oil Corp.	1,584,140
26,700	Occidental Petroleum Corp.	1,284,537
232,900	Sunoco, Inc.	14,484,051
129,500	XTO Energy, Inc.	5,455,835

		104,401,750

Pharmaceuticals — 6.4%
188,482	Johnson & Johnson	12,240,021
530,500	Merck & Co., Inc.	22,227,950
1,333,215	Pfizer, Inc.	37,809,977
26,600	Wyeth	1,352,344

		73,630,292

Real Estate — 1.0%
20,900	AMB Property Corp. (REIT)	1,151,799
29,300	Boston Properties, Inc. (REIT)	3,027,862
70,300	Equity Office Properties Trust (REIT)	2,795,128
101,983	New Century Financial Corp. (REIT)(a)	4,008,952

		10,983,741

Road & Rail — 1.3%
192,800	CSX Corp.	6,329,624
183,000	Norfolk Southern Corp.	8,061,150

		14,390,774

Semiconductor Equipment & Products — 3.8%
1,097,200	Micron Technology, Inc.*	19,091,280
719,152	Texas Instruments, Inc.	23,911,804

		43,003,084

Software — 3.1%
1,123,840	Microsoft Corp.	30,714,547
266,611	Synopsys, Inc.*	5,257,569

		35,972,116

Specialty Retail — 2.8%
477,394	AutoNation, Inc.*	9,977,535
278,456	Circuit City Stores, Inc.	6,992,030
352,388	Office Depot, Inc.*	13,989,803
49,400	United Rentals, Inc.*	1,148,550

		32,107,918

Textiles & Apparel — 0.2%
62,002	Jones Apparel Group, Inc.	2,011,345

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Tobacco — 0.5%
105,067	UST, Inc.(a)	$5,760,824

Wireless Telecommunication Services — 0.1%
10,700	United States Cellular Corp.*	638,790

TOTAL COMMON STOCKS		$1,146,102,479
Securities Lending Collateral — 1.9%
22,113,900	Boston Global Investment Trust — Enhanced Portfolio	$22,113,900

TOTAL INVESTMENTS — 101.9%		$1,168,216,379

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(21,771,912)

NET ASSETS — 100.0%		$1,146,444,467

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S & P MINI 500 Index	1	December 2006	$67,270	$956

TAX INFORMATION — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,046,177,713

Gross unrealized gain	128,314,433
Gross unrealized loss	(6,275,767)

Net unrealized security gain	$122,038,666

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 99.4%
Aerospace & Defense — 1.7%
9,200	Cubic Corp.	$180,136
9,337	Ladish Co., Inc.*	269,653
10,400	Triumph Group, Inc.	440,440
44,600	United Industrial Corp.(a)	2,386,100

		3,276,329

Auto Components — 0.4%
54,100	ArvinMeritor, Inc.	770,384

Banks — 8.1%
4,112	Cascade Bancorp.	154,406
18,483	Cathay General Bancorp.	667,236
36,400	Central Pacific Financial Corp.	1,331,512
47,800	Chittenden Corp.	1,371,382
7,800	Citizens First Bancorp, Inc.	198,588
8,700	City National Corp.	583,422
6,710	Community Trust Bancorp, Inc.	252,631
27,400	Corus Bankshares, Inc.(a)	612,664
11,875	CVB Financial Corp.	175,394
20,800	Downey Financial Corp.	1,384,032
5,200	East West Bancorp, Inc.	205,972
249	First Bancorp(a)	5,075
6,400	First Citizens BancShares, Inc.	1,223,040
8,000	First Indiana Corp.	208,080
2,793	First Regional Bancorp*	95,158
606	First South Bancorp, Inc.(a)	18,538
10,352	FirstFed Financial Corp.*(a)	587,165
12,600	Frontier Financial Corp.	326,844
36,331	Greater Bay Bancorp	1,024,897
57,261	Hanmi Financial Corp.	1,122,316
3,975	IBERIABANK Corp.	242,475
14,651	Intervest Bancshares Corp.*	638,198
9,300	MetroCorp Bancshares, Inc.	211,017
34,500	PFF Bancorp, Inc.	1,277,880
8,300	Placer Sierra Bancshares	184,343
10,338	Preferred Bank	619,970
2,377	Provident Financial Services, Inc.	43,998
210	Shore Bancshares, Inc.	6,037
10,300	Umpqua Holdings Corp.	294,580
10,100	United Bankshares, Inc.	375,922
15,700	Virginia Commerce Bancorp, Inc.*(a)	348,540

		15,791,312

Beverages — 0.0%
1,000	National Beverage Corp.	11,910

Biotechnology — 3.9%
65,100	Albany Molecular Research, Inc.*	609,336
168,400	Alkermes, Inc.*	2,669,140
91,700	Applera Corp. — Celera Genomics Group*	1,276,464
38,875	Cephalon, Inc.*(a)	2,400,531

Shares	Description	Value
Common Stocks — (continued)
Biotechnology — (continued)
70,200	Millennium Pharmaceuticals, Inc.*	$698,490

		7,653,961

Chemicals — 2.7%
16,400	A. Schulman, Inc.	385,564
32,698	CF Industries Holdings, Inc.	558,155
14	Innospec, Inc.	416
49,194	NewMarket Corp.	2,861,123
17,700	OM Group, Inc.*	777,738
92,800	PolyOne Corp.*	773,024

		5,356,020

Commercial Services & Supplies — 5.0%
342	Amrep Corp.	16,714
13,740	Arbitron, Inc.	508,517
13,466	Atlas Air Worldwide Holdings, Inc.*	586,040
14,500	Consolidated Graphics, Inc.*	872,465
16,937	CPI Corp.	822,122
32,900	CSG Systems International, Inc.*	869,547
25,900	Global Payments, Inc.	1,139,859
9,300	Layne Christensen Co*	265,701
18,700	PHH Corp.*	512,380
21,315	Pre-Paid Legal Services, Inc.(a)	845,566
41,474	SITEL Corp.*	124,837
122,591	Spherion Corp.*	876,526
47,400	TeleTech Holdings, Inc.*	740,862
3,471	The Brink’s Co.	184,171
37,674	Volt Information Sciences, Inc.*	1,339,311

		9,704,618

Communications Equipment — 3.5%
8,334	Anaren, Inc.*	175,597
335,307	Brocade Communications Systems, Inc.*	2,367,268
53,144	Carrier Access Corp*	377,322
36,500	DSP Group, Inc.*	834,025
26,763	InterDigital Communications Corp.*	912,618
30,600	Oplink Communications, Inc.*	611,388
6,500	Optical Communication Products, Inc.*	12,805
59,900	Polycom, Inc.*	1,469,347

		6,760,370

Computers & Peripherals — 0.3%
14,775	Intergraph Corp.*	633,552

Construction & Engineering — 1.5%
53,000	EMCOR Group, Inc.*	2,906,520

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Distributor — 0.1%
9,729	Brightpoint, Inc.*	$138,346

Diversified Financials — 3.0%
9,300	AmeriCredit Corp.*	232,407
77,700	CBIZ, Inc.*	567,210
319	Credit Acceptance Corp.*	9,468
21,177	EZCORP, Inc.*	819,126
4,200	Investment Technology Group, Inc.*	187,950
34,100	Knight Capital Group, Inc.*	620,620
3,400	Piper Jaffray Cos., Inc.*	206,108
12,400	SEI Investments Co.	696,756
55,823	World Acceptance Corp.*	2,455,096

		5,794,741

Diversified Telecommunication Service — 0.4%
36,809	CT Communications, Inc.	799,491

Electric Utilities — 1.5%
10,600	Alliant Energy Corp.	378,738
8,900	Avista Corp.	210,752
3,406	Central Vermont Public Service Corp.	75,307
53,491	NorthWestern Corp.	1,871,115
7,800	Pepco Holdings, Inc.	188,526
20,200	Reliant Energy, Inc.*	248,662

		2,973,100

Electrical Equipment — 2.0%
55,600	A.O. Smith Corp.	2,192,308
34,100	Encore Wire Corp.*(a)	1,203,389
6,100	Superior Essex, Inc.*	208,925
701	The Genlyte Group, Inc.*	49,911
8,976	Woodward Governor Co.	301,055

		3,955,588

Electronic Equipment & Instruments — 1.8%
16,500	Coherent, Inc.*	571,890
29,400	Exar Corp.*	390,726
60,100	Greatbatch, Inc.*	1,359,462
25,419	MTS Systems Corp.	822,051
76	Plexus Corp.*	1,459
8,010	Tech Data Corp.*	292,605

		3,438,193

Energy Equipment & Services — 0.6%
5,100	Tidewater, Inc.	225,369
11,200	Trico Marine Services, Inc.*	378,000
2,900	Universal Compression Holdings, Inc.*	155,005
5,423	Veritas DGC, Inc.*	356,942

		1,115,316

Environmental Control — 0.1%
3,839	Waste Industries USA, Inc.	103,768

Shares	Description	Value
Common Stocks — (continued)
Food & Drug Retailing — 2.3%
32,500	Flowers Foods, Inc.	$873,600
50,832	Longs Drug Stores Corp.	2,338,781
12,500	Ruddick Corp.	325,375
12,177	Spartan Stores, Inc.	205,791
93,383	Terra Industries, Inc.*	719,983

		4,463,530

Food Products — 1.6%
27,500	Imperial Sugar Co.	855,800
10,500	J & J Snack Foods Corp.	326,550
438	Seaboard Corp.	527,790
17,400	TreeHouse Foods, Inc.*	411,510
22,569	USANA Health Sciences, Inc.*(a)	1,006,352

		3,128,002

Gas Utilities — 0.1%
4,883	ONEOK, Inc.	184,529

Healthcare Equipment & Supplies — 3.1%
11,300	Bio-Rad Laboratories, Inc.*	799,249
85,512	Illumina, Inc.*	2,825,316
83,700	Immucor, Inc.*	1,875,717
21,600	Noven Pharmaceuticals, Inc.*	520,992
1,839	Zoll Medical Corp.*	66,002

		6,087,276

Healthcare Providers & Services — 3.2%
20,718	Adeza Biomedical Corp*	339,982
31,900	Alderwoods Group, Inc.*	632,577
63,900	AMERIGROUP Corp.*	1,888,245
35,900	Genesis HealthCare Corp.*	1,709,917
45,491	Molina Healthcare, Inc.*	1,608,562

		6,179,283

Hotels, Restaurants & Leisure — 2.9%
13,017	Bob Evans Farms, Inc.	394,155
44,900	Choice Hotels International, Inc.	1,836,410
4,024	Dover Downs Gaming & Entertainment, Inc.	48,892
20,500	Landry’s Restaurants, Inc.	618,075
79,100	Papa John’s International, Inc.*	2,856,301
161	The Marcus Corp.	3,698

		5,757,531

Household Durables — 1.4%
100,200	American Greetings Corp.	2,316,624
23,800	Kimball International, Inc. Class B	459,340
8	Toro Co.	337

		2,776,301

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — 3.8%
10,400	American Physicians Capital, Inc.*	$503,152
5,600	FBL Financial Group, Inc.	187,432
42,500	LandAmerica Financial Group, Inc.	2,796,075
117,500	Meadowbrook Insurance Group. Inc.*	1,323,050
1,300	National Western Life Insurance Co.	298,857
39,000	Seabright Insurance Holdings*	544,830
10,300	Selective Insurance Group, Inc.	541,883
35,260	Stewart Information Services Corp.	1,225,990

		7,421,269

Internet Software & Services — 3.4%
12,600	Altiris Inc*	265,734
30,700	Digital Insight Corp.*	900,124
55,200	InfoSpace, Inc.*	1,017,888
27,800	Interwoven, Inc.*	306,634
267,511	RealNetworks, Inc.*	2,838,292
55,679	SonicWALL, Inc.*	608,014
32,700	The Knot, Inc.*	723,651

		6,660,337

IT Consulting & Services — 1.1%
69,313	Agilysys, Inc.	973,155
70,300	BearingPoint, Inc.*	552,558
26,500	Sykes Enterprises Inc*	539,275

		2,064,988

Leisure Equipment & Products — 0.7%
18,500	M&F Worldwide Corp*	271,950
48,100	Marvel Entertainment, Inc.*	1,161,134

		1,433,084

Machinery — 1.7%
1,700	Ampco-Pittsburgh Corp.	52,581
12,100	EnPro Industries, Inc.*	363,726
16,400	NACCO Industries, Inc.	2,228,924
13,600	SPX Corp.	726,784

		3,372,015

Marine — 0.6%
17,535	Overseas Shipholding Group, Inc.	1,083,137

Media — 0.9%
36,000	Belo Corp.	569,160
21,000	Catalina Marketing Corp.	577,500
12,600	Cox Radio, Inc.*	193,410
14,500	Scholastic Corp.*	451,675

		1,791,745

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 1.5%
7,100	Olympic Steel, Inc.	$176,506
101,400	Ryerson Tull, Inc.(a)	2,219,646
56,900	USEC, Inc.*	548,516

		2,944,668

Multiline Retail — 1.7%
82,300	Big Lots, Inc.*	1,630,363
36,600	Dillard’s, Inc.	1,197,918
27,976	Retail Ventures, Inc.*	431,110

		3,259,391

Office Electronics — 1.5%
218,811	IKON Office Solutions, Inc.	2,940,820

Oil & Gas — 2.6%
6,000	Berry Petroleum Co.	168,960
42,204	Holly Corp.	1,828,699
5,300	St. Mary Land & Exploration Co.	194,563
71,100	Swift Energy Co.*	2,973,402

		5,165,624

Personal Products — 0.2%
15,500	NBTY, Inc.*	453,685

Pharmaceuticals — 2.4%
91,700	Alpharma, Inc.	2,144,863
1,014	Caraco Pharmaceutical Laboratories Ltd.*	10,302
93,100	King Pharmaceuticals, Inc.*	1,585,493
38,844	Pain Therapeutics, Inc.*(a)	334,836
24,700	Watson Pharmaceuticals, Inc.*	646,399

		4,721,893

Real Estate — 8.1%
86,263	American Home Mortgage Investment Corp. (REIT)	3,007,991
112,759	Anthracite Capital, Inc. (REIT)	1,450,081
63,789	Commercial Net Lease Realty	1,377,842
12,700	FelCor Lodging Trust, Inc. (REIT)	254,635
20,900	Franklin Street Properties Corp	415,074
15,159	Gramercy Capital Corp. (REIT)	382,158
9,900	HRPT Properties Trust (REIT)	118,305
17,400	iStar Financial, Inc.	725,580
14,196	Jones Lang LaSalle, Inc.	1,213,474
646	Medical Properties Trust, Inc. (REIT)	8,650
16,965	National Health Investors, Inc. (REIT)	480,619
61,400	New Century Financial Corp. (REIT)(a)	2,413,634

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate — (continued)
18,700	RAIT Investment Trust (REIT)	$539,495
101,700	Senior Housing Properties Trust (REIT)	2,170,278
105,800	Spirit Finance Corp. (REIT)	1,228,338

		15,786,154

Road & Rail — 2.2%
48,800	Dollar Thrifty Automotive Group, Inc.*	2,175,016
12,000	P.A.M. Transportation Services, Inc.*	300,720
28,200	Saia, Inc.*	919,320
43,660	U. S. Xpress Enterprises, Inc.*	1,010,729

		4,405,785

Semiconductor Equipment & Products — 3.1%
275,040	Atmel Corp.*	1,661,241
94,175	Cirrus Logic, Inc.*	686,536
173,965	MPS Group, Inc.*	2,628,611
219,035	TriQuint Semiconductor, Inc.*	1,138,982

		6,115,370

Software — 3.8%
33,700	Ansoft Corp.*	839,467
10,213	ANSYS, Inc.*	451,210
16,800	Blackbaud, Inc.	369,432
5,082	Gerber Scientific, Inc.*	76,129
39,900	JDA Software Group, Inc.*	615,258
20,300	Mentor Graphics Corp.*	285,824
29,400	MicroStrategy, Inc.*	2,993,802
24,800	SPSS, Inc.*	618,264
51,700	Synopsys, Inc.*	1,019,524
23,959	Ulticom, Inc.*	249,413

		7,518,323

Specialty Retail — 5.6%
52,600	Asbury Automotive Group, Inc.	1,083,560
48,000	Christopher & Banks Corp.	1,415,040
32,206	Dress Barn, Inc.*(a)	702,735
40,032	Group 1 Automotive, Inc.	1,997,597
26,700	Lithia Motors, Inc.	660,024
92,625	Payless ShoeSource, Inc.*	2,306,362
436	Shoe Carnival, Inc.*	10,996
20,300	Sonic Automotive, Inc.	468,727
23,150	Stage Stores, Inc.	679,221
17,200	United Auto Group, Inc.	402,480
55,200	United Rentals, Inc.*	1,283,400

		11,010,142

Textiles & Apparel — 2.6%
56,800	Brown Shoe Co.	2,035,712
25,000	Jones Apparel Group, Inc.	811,000

Shares	Description	Value
Common Stocks — (continued)
Textiles & Apparel — (continued)
60,100	Kellwood Co.(a)	$1,732,683
8,400	Perry Ellis International, Inc.*	259,392
9,467	Skechers U.S.A., Inc.*	222,569

		5,061,356

Wireless — 0.0%
993	Lightbridge, Inc.*	11,638

Wireless Telecommunication Services — 0.7%
12,500	Leap Wireless International, Inc.*	606,125
20,300	Syniverse Holdings, Inc.*	304,500
20,049	USA Mobility, Inc.	457,919

		1,368,544

TOTAL COMMON STOCKS		$194,349,939
Securities Lending Collateral — 7.1%
13,865,550	Boston Global Investment Trust — Enhanced Portfolio	$13,865,550

TOTAL INVESTMENTS — 106.5%		$208,215,489

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(12,647,572)

NET ASSETS — 100.0%		$195,567,917

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Futures Contracts — At September 30, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Loss

Russell MINI 2000 Index	12	December 2006	$878,520	$(1,424)

TAX INFORMATION — At September 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$188,350,833

Gross unrealized gain	23,845,897
Gross unrealized loss	(3,981,241)

Net unrealized security gain	$19,864,656

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

The Goldman Sachs Variable Insurance Trust U.S. Equity Flex Fund has not commenced operations as of September 30, 2006.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2006

NOTES TO THE SCHEDULE OF INVESTMENTS (UNAUDITED)

Investment Valuation — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At September 30, 2006, the Funds had segregated sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2006

NOTES TO THE SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At September 30, 2006, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Capital Growth	$4,600,0000

Growth and Income	20,200,000

Mid Cap Value	68,100,000

Growth Opportunities	500,000

Equity Index	3,500,000

Core Fixed Income	8,900,000

Government Income	4,000,000

Money Market	46,000,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,500,000,000	5.37%	10/02/2006	$3,501,566,250

Barclays Capital, Inc.	3,500,000,000	5.37%	10/02/2006	3,501,566,250

Bear Stearns	500,000,000	5.35%	10/02/2006	500,222,917

Credit Suisse First Boston LLC	250,000,000	5.35%	10/02/2006	250,111,458

Deutsche Bank Securities, Inc.	650,200,000	5.37%	10/02/2006	650,490,965

Greenwich Capital Markets	300,000,000	5.37%	10/02/2006	300,134,250

Morgan Stanley & Co.	1,550,000,000	5.36%	10/02/2006	1,550,692,333

UBS Securities LLC	1,775,000,000	5.37%	10/02/2006	1,775,794,312

UBS Securities LLC	275,000,000	5.40%	10/02/2006	275,123,750

Wachovia Bank	250,000,000	5.37%	10/02/2006	250,111,875

TOTAL	$12,550,200,000			$12,555,814,360

At September 30, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 6.63%, due 10/12/2006 to 05/18/2016; Federal Home Loan Mortgage Association, 0.00% to 9.50%, due 10/02/2006 to 10/01/2036; Federal National Mortgage Association, 0.00% to 11.50%, due 10/02/2006 to 10/01/2036; Government National Mortgage Association, 4.50% to 9.00%, due 04/15/2007 to 09/20/2036 and U.S. Treasury Bonds, 4.36% to 6.79% due 01/05/2007 to 06/15/2015. The aggregate market value of the collateral, including accrued interest, was $13,453,445,137.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities. The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

Segregation Transactions — As set forth in the prospectus, the Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds for which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income in the Statements of Operations. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Item 1. Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 29, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.